UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

January 31, 2011

1.813076.106

MM-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
		Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
	2/7/11	0.29% (d)	$ 33,000	$ 33,000
Certificates of Deposit - 46.9%

Domestic Certificates Of Deposit - 0.6%
State Street Bank & Trust Co., Boston
	2/8/11	0.30	100,000	100,001
London Branch, Eurodollar, Foreign Banks - 15.9%
Commonwealth Bank of Australia
	4/4/11	0.30	29,000	29,000
Credit Agricole SA
	3/1/11 to 5/3/11	0.33 to 0.45	450,000	450,000
Credit Industriel et Commercial
	2/3/11 to 2/16/11	0.35 to 0.50	395,000	395,000
Danske Bank AS
	2/7/11 to 2/25/11	0.30 to 0.33	239,000	239,000
HSBC Bank PLC
	4/14/11 to 8/29/11	0.32 to 0.50	93,000	93,000
ING Bank NV
	2/7/11 to 4/1/11	0.30 to 0.33	576,000	576,000
Landesbank Hessen-Thuringen
	2/10/11 to 2/18/11	0.33 to 0.53	308,000	308,000
National Australia Bank Ltd.
	3/9/11 to 7/7/11	0.30 to 0.43	740,000	740,001
Societe Generale
	2/1/11	0.33	75,000	75,000
				2,905,001
New York Branch, Yankee Dollar, Foreign Banks - 30.4%
Bank of Montreal
	3/17/11 to 11/22/11	0.28 to 0.41 (d)	111,000	111,000
Bank of Nova Scotia
	2/8/11 to 2/16/11	0.25 to 0.35 (d)	76,000	76,000
Bank of Tokyo-Mitsubishi
	2/7/11 to 7/25/11	0.40 to 0.54	662,000	662,000
BNP Paribas New York Branch
	2/9/11 to 5/12/11	0.32 to 0.48	655,000	655,000
Certificates of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Canadian Imperial Bank of Commerce New York Branch
	3/7/11 to 2/17/12	0.35 to 0.50% (d)	$ 614,000	$ 614,000
Commerzbank AG New York Branch
	3/7/11	0.37	56,000	56,000
Credit Agricole CIB
	3/1/11	0.36	58,000	58,000
Credit Suisse New York Branch
	7/25/11	0.32 (d)	58,000	58,000
Deutsche Bank AG New York Branch
	3/3/11	0.30	113,000	113,000
Deutsche Bank New York Branch
	7/25/11	0.36 (d)	163,000	163,000
DnB NOR Bank ASA
	3/21/11	0.32	73,500	73,525
DZ BANK AG
	2/10/11	0.40	57,000	57,000
Mizuho Corporate Bank Ltd.
	2/2/11	0.25	119,000	119,000
National Bank Canada
	11/4/11	0.39 (d)	150,000	150,000
Natixis SA
	2/1/11 to 3/22/11	0.50 to 2.00 (d)	351,000	351,000
Rabobank Nederland New York Branch
	2/8/11 to 9/12/11	0.25 to 0.50 (d)	810,000	809,999
Royal Bank of Canada
	2/1/12	0.64 (d)	168,000	168,000
Royal Bank of Canada New York Branch
	3/14/11 to 3/18/11	0.26 (d)	24,000	24,000
Societe Generale
	2/3/11 to 2/7/11	0.33 to 1.49 (d)	237,000	237,000
Sumitomo Mitsui Banking Corp.
	2/14/11 to 3/25/11	0.30	310,000	310,000
Svenska Handelsbanken
	5/3/11	0.35	111,000	111,001
Toronto-Dominion Bank New York Branch
	3/10/11 to 1/12/12	0.26 to 0.34 (d)	63,000	63,000
Certificates of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
UBS AG
	3/17/11 to 7/21/11	0.31 to 0.37% (d)	$ 514,000	$ 514,000
				5,553,525
TOTAL CERTIFICATES OF DEPOSIT				8,558,527
Commercial Paper - 20.4%

Australia & New Zealand Banking Group Ltd.
	4/4/11	0.32	55,000	54,970
Bank of Nova Scotia
	3/16/11 to 3/17/11	0.30	212,000	211,923
Barclays Bank PLC/Barclays US CCP Funding LLC
	2/14/11	0.32	28,000	27,997
Commerzbank U.S. Finance, Inc.
	2/1/11 to 3/7/11	0.35 to 0.37	176,000	175,978
Commonwealth Bank of Australia
	6/2/11 to 11/21/11	0.31 to 0.35 (d)	255,000	254,998
Credit Suisse New York Branch
	3/30/11	0.30	136,000	135,935
Danske Corp.
	2/10/11 to 2/11/11	0.31	62,000	61,995
Deutsche Bank Financial LLC
	3/23/11 to 4/4/11	0.30	129,000	128,937
DnB NOR Bank ASA
	3/7/11 to 7/25/11	0.31 to 0.35 (d)	169,000	168,981
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
	2/2/11	0.45	24,000	24,000
Intesa Funding LLC
	2/9/11 to 2/28/11	0.32 to 0.40	223,000	222,946
Landesbank Hessen-Thuringen
	2/7/11	0.32	110,000	109,994
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
	2/24/11	0.30	85,000	84,984
Natexis Banques Populaires U.S. Finance Co. LLC
	2/2/11 to 3/8/11	0.37 to 0.40	211,000	210,934
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Nationwide Building Society
	2/17/11 to 3/22/11	0.30 to 0.35%	$ 94,000	$ 93,972
Natixis US Finance Co. LLC
	3/7/11	0.41 (d)	134,000	134,000
Nordea North America, Inc.
	2/8/11 to 5/26/11	0.26 to 0.35	259,000	258,795
Novartis Finance Corp.
	2/11/11 to 2/23/11	0.36	36,000	35,993
Royal Bank of Canada
	6/16/11	0.40	114,000	113,829
Societe Generale North America, Inc.
	2/1/11 to 4/1/11	0.33 to 0.40	366,000	365,850
Sumitomo Trust & Banking Co. Ltd.
	2/7/11 to 2/14/11	0.35	56,000	55,995
Swedbank AB
	2/16/11	0.35	22,000	21,997
Total Capital Canada Ltd.
	8/9/11 to 9/16/11	0.39 to 0.43	122,000	121,702
Toyota Motor Credit Corp.
	2/17/11 to 4/12/11	0.35	20,000	19,990
UniCredito Italiano Bank (Ireland) PLC
	3/1/11	0.40	228,000	227,929
Westpac Banking Corp.
	4/19/11 to 10/7/11	0.30 to 0.45 (d)	407,000	406,847
TOTAL COMMERCIAL PAPER				3,731,471
U.S. Government and Government Agency Obligations - 0.1%

Other Government Related - 0.1%
General Electric Capital Corp. (FDIC Guaranteed)
	3/11/11	0.46 (c)	27,000	27,037
U.S. Treasury Obligations - 6.0%

U.S. Treasury Bills - 2.4%
	6/30/11 to 11/17/11	0.23 to 0.28	439,000	438,540
U.S. Treasury Obligations - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes - 0.36%
	7/31/11 to 11/30/11	0.25 to 0.32%	$ 650,000	$ 658,108
TOTAL U.S. TREASURY OBLIGATIONS				1,096,648
Bank Notes - 0.5%

Bank of America NA
	4/26/11	0.30	83,000	83,000
Medium-Term Notes - 7.2%

Berkshire Hathaway, Inc.
	2/10/11	0.27 (d)	48,000	48,000
BNP Paribas SA
	2/11/11	0.54 (d)	131,000	131,000
BP Capital Markets PLC
	4/11/11	0.44 (d)	68,500	68,500
Commonwealth Bank of Australia
	2/10/12	0.36 (b)(d)	58,000	58,000
Metropolitan Life Global Funding I
	5/9/11	2.05 (b)(d)	38,000	38,000
Metropolitan Life Insurance Co.
	5/2/11	0.60 (d)(h)	35,000	35,000
Royal Bank of Canada
	2/1/12 to 2/15/12	0.30 to 0.70 (b)(d)	400,000	400,000
	2/6/12	0.26 (d)	176,000	175,911
Westpac Banking Corp.
	10/23/11 to 2/15/12	0.30 to 0.34 (b)(d)	358,000	358,000
TOTAL MEDIUM-TERM NOTES				1,312,411
Municipal Securities - 2.8%

Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 B, LOC Bank of America NA, VRDN
2/7/11	0.32 (d)	10,105		10,105
California Gen. Oblig. Series 2005 B1, LOC Bank of America NA, VRDN
2/7/11	0.27 (d)	24,000		24,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 I, LOC Bank of America NA, VRDN
2/7/11	0.27% (d)	$ 30,970		$ 30,970
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Wilshire Court Proj.) Series AAA, LOC Fannie Mae, VRDN
2/7/11	0.29 (d)(e)	15,000		15,000
Columbus Swr. Rev. Participating VRDN Series BBT 08 13 (Liquidity Facility Branch Banking & Trust Co.)
2/7/11	0.29 (d)(f)	12,360		12,360
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10 (Liquidity Facility U.S. Bank NA, Minnesota)
2/7/11	0.29 (d)(f)	13,385		13,385
District of Columbia Rev. (Howard Univ. Proj.) Series 2006 B, LOC Bank of America NA, VRDN
2/7/11	0.31 (d)	18,500		18,500
Grand Valley Michigan State Univ. Rev. Series 2008 B, LOC U.S. Bank NA, Minnesota, VRDN
2/7/11	0.25 (d)	6,000		6,000
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) LOC JPMorgan Chase Bank, VRDN
2/7/11	0.39 (d)(e)	20,000		20,000
Illinois Fin. Auth. Rev. (Museum of Science & Industry Proj.) Series 2009 A, LOC Bank of America NA, VRDN
2/7/11	0.34 (d)	15,000		15,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, LOC KBC Bank NV, VRDN
2/7/11	0.34 (d)	46,915		46,915
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B (Liquidity Facility Bank of America NA), VRDN
2/7/11	0.28 (d)	30,000		30,000
Michigan Bldg. Auth. Rev. Participating VRDN Series Solar 06 21 (Liquidity Facility U.S. Bank NA, Minnesota)
2/7/11	0.29 (d)(f)	14,560		14,560
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2002 A, LOC Fannie Mae, VRDN
2/7/11	0.27 (d)(e)	12,500		12,500
New York Hsg. Fin. Agcy. Rev. (750 Sixth Avenue Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
2/7/11	0.26 (d)(e)	21,000		21,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
2/7/11	0.26 (d)(e)	13,000		13,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
2/7/11	0.26% (d)(e)	$ 14,500		$ 14,500
New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2000 A, LOC Freddie Mac, VRDN
2/7/11	0.26 (d)(e)	50,000		50,000
North Texas Tollway Auth. Rev. Series 2009 D, LOC JPMorgan Chase Bank, VRDN
2/7/11	0.27 (d)	28,000		28,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Thomas Jefferson Univ. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
2/7/11	0.28 (d)	20,500		20,500
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005 97C (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
2/7/11	0.26 (d)(e)	19,000		19,000
Port Auth. of New York & New Jersey Participating VRDN Series BA 07 1043 (Liquidity Facility Bank of America NA)
2/7/11	0.36 (d)(f)	12,750		12,750
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, LOC Fannie Mae, VRDN
2/7/11	0.28 (d)(e)	28,800		28,800
Sacramento Muni. Util. District Elec. Rev. Series 2008 K, LOC Bank of America NA, VRDN
2/7/11	0.25 (d)	12,050		12,050
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646 (Liquidity Facility JPMorgan Chase Bank)
2/7/11	0.29 (d)(f)	13,055		13,055
TOTAL MUNICIPAL SECURITIES			501,950
Repurchase Agreements - 15.9%
	Maturity Amount (000s)
In a joint trading account at 0.24% dated 1/31/11 due 2/1/11:
(Collateralized by U.S. Government Obligations) #	$ 710	710
(Collateralized by U.S. Government Obligations) #	48,804	48,804
With:
Banc of America Securities LLC at 0.85%, dated 10/28/10 due 3/17/11 (Collateralized by Corporate Obligations valued at $124,202,933, 0.39% - 6%, 8/25/33 - 3/25/47) (d)(g)	115,988	115,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.32%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations valued at $130,296,854, 0% - 8.2%, 1/25/16 - 12/25/45)	$ 126,001	$ 126,000
0.4%, dated 1/31/11 due 2/1/11 (Collateralized by Equity Securities valued at $96,121,072)	89,001	89,000
0.42%, dated:
1/14/11 due 2/7/11 (Collateralized by Mortgage Loan Obligations valued at $17,853,749, 0.65% - 5.15%, 8/15/38 - 10/25/44)	17,006	17,000
1/20/11 due 2/3/11 (Collateralized by Mortgage Loan Obligations valued at $18,902,647, 4.8% - 5.9%, 7/5/35 - 7/10/44)	18,003	18,000
0.5%, dated 1/31/11 due 2/1/11 (Collateralized by Corporate Obligations valued at $320,028,075, 0.48% - 8.12%, 11/28/11 - 10/1/41)	300,004	300,000
0.65%, dated 1/31/11 due 2/1/11 (Collateralized by Corporate Obligations valued at $36,721,002, 2.62% - 3.7%, 6/1/15 - 1/15/27)	34,001	34,000
1%, dated:
8/24/10 due 5/6/11 (Collateralized by Mortgage Loan Obligations valued at $61,402,117, 0.36% - 8.35%, 1/15/12 - 9/11/41)	58,588	58,000
9/9/10 due 5/6/11 (Collateralized by Mortgage Loan Obligations valued at $60,814,898, 0.58% - 8%, 12/12/11 - 7/25/45)	57,576	57,000
10/13/10 due 5/6/11 (Collateralized by Corporate Obligations valued at $40,083,803, 0.63% - 3.75%, 2/15/14 - 6/1/15)	37,373	37,000
Credit Suisse Securities (USA) LLC at 0.33%, dated 1/31/11 due 2/1/11 (Collateralized by Equity Securities valued at $598,342,244)	554,005	554,000
Deutsche Bank Securities, Inc. at:
0.23%, dated 10/26/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $55,114,486, 3.1% - 7%, 11/1/20 - 11/1/40)	54,062	54,000
0.24%, dated 11/15/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $52,047,051, 5% - 7%, 4/1/30 - 12/1/39)	51,062	51,000
0.25%, dated:
9/28/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $93,922,111, 4% - 7%, 4/1/24 - 5/1/40)	92,116	92,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.25%, dated:
12/1/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $51,021,958, 3.35% - 6.09%, 2/1/36 - 7/1/40)	$ 50,065	$ 50,000
0.26%, dated 1/26/11 due 2/2/11 (Collateralized by Commercial Paper Obligations valued at $15,450,670, 2/14/11 - 4/28/11)	15,001	15,000
0.4%, dated 1/28/11 due 2/7/11 (Collateralized by Corporate Obligations valued at $31,104,507, 2.62% - 7.63%, 4/15/20 - 7/25/45)	29,031	29,000
0.41%, dated:
11/8/10 due 2/7/11 (Collateralized by Corporate Obligations valued at $14,930,353, 0.53% - 10.13%, 4/1/15 - 12/15/39)	14,015	14,000
11/17/10 due 2/7/11 (Collateralized by Corporate Obligations valued at $16,033,535, 0% - 11.5%, 4/1/11 - 11/10/45)	15,016	15,000
1/19/11 due 2/7/11 (Collateralized by Corporate Obligations valued at $32,084,018, 5.34% - 8.63%, 4/1/15 - 8/25/37)	29,030	29,000
0.42%, dated:
11/29/10 due 2/7/11 (Collateralized by Corporate Obligations valued at $30,356,184, 0% - 10.13%, 5/15/11 - 2/12/51)	28,029	28,000
12/7/10 due 2/7/11 (Collateralized by Corporate Obligations valued at $30,572,946, 5.38%, 11/1/15)	28,029	28,000
12/30/10 due 2/7/11 (Collateralized by Corporate Obligations valued at $24,888,801, 0% - 8.86%, 5/15/11 - 2/10/52)	23,024	23,000
Goldman Sachs & Co. at 0.29%, dated 1/26/11 due 2/2/11 (Collateralized by U.S. Treasury Obligations valued at $45,322,256, 4.5%, 2/15/36)	44,002	44,000
ING Financial Markets LLC at:
0.22%, dated 1/24/11 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $35,701,687, 2.42% - 2.54%, 1/1/30 - 5/1/36)	35,026	35,000
0.24%, dated:
10/18/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $25,518,666, 2.58%, 11/1/35 - 2/1/36)	25,030	25,000
10/25/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $25,517,350, 2.58% - 5.89%, 2/1/36 - 9/1/36)	25,030	25,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.24%, dated:
11/15/10 due:
2/7/11 (Collateralized by U.S. Government Obligations valued at $13,267,644, 3.59%, 1/1/40)	$ 13,008	$ 13,000
2/7/11 (Collateralized by U.S. Government Obligations valued at $13,267,644, 3.5%, 1/1/40)	13,016	13,000
0.25%, dated 10/1/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $27,563,833, 2.5% - 4.85%, 6/1/34 - 2/1/36)	27,034	27,000
0.28%, dated 9/2/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $16,340,519, 6%, 3/1/36 - 5/1/36)	16,022	16,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.48%, dated 1/31/11 due 2/1/11 (Collateralized by Corporate Obligations valued at $500,856,678, 0% - 9.1%, 12/30/13 - 6/15/49)	477,006	477,000
0.7%, dated 1/31/11 due 2/1/11 (Collateralized by Mortgage Loan Obligations valued at $75,601,470, 0.54% - 4.77%, 11/20/35 - 2/25/37)	70,001	70,000
RBC Capital Markets Corp. at 0.24%, dated 12/1/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $27,821,495, 0% - 5%, 12/15/20 - 7/20/39)	27,016	27,000
RBS Securities, Inc. at:
0.25%, dated 10/27/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $25,520,592, 3.71% - 4.9%, 11/1/19 - 9/1/39)	25,031	25,000
0.68%, dated 1/18/11 due 2/7/11 (Collateralized by Corporate Obligations valued at $98,963,682, 0.31% - 4.5%, 6/15/33 - 1/25/46)	93,053	93,000
0.76%, dated 8/5/10 due 3/7/11 (Collateralized by Corporate Obligations valued at $62,640,880, 4.54% - 5.58%, 5/25/34 - 8/25/47) (d)(g)	58,447	58,000
UBS Securities LLC at:
0.4%, dated 11/29/10 due 2/7/11 (Collateralized by Corporate Obligations valued at $11,558,213, 4.1% - 6%, 11/15/13 - 1/26/15)	11,011	11,000
0.48%, dated 12/13/10 due 2/7/11 (Collateralized by Corporate Obligations valued at $18,373,253, 1.38% - 10.25%, 4/15/15 - 5/16/34)	17,021	17,000
0.61%, dated 11/15/10 due 2/14/11 (Collateralized by Corporate Obligations valued at $23,158,806, 0.56% - 3.13%, 6/15/12 - 10/23/21)	22,034	22,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at:
0.64%, dated 11/18/10 due 2/16/11 (Collateralized by Corporate Obligations valued at $12,977,281, 2.5% - 7.88%, 9/20/13 - 1/31/18)	$ 12,019	$ 12,000
Wells Fargo Securities, LLC at 0.25%, dated 10/21/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $13,269,486, 3.5%, 1/1/26)	13,016	13,000
TOTAL REPURCHASE AGREEMENTS		2,905,514
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $18,249,558)		18,249,558
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,149
NET ASSETS - 100%		$ 18,252,707
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $854,000,000 or 4.7% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $27,000 or 0.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.6%, 4/1/11	3/26/02	$ 35,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$710,000 due 2/01/11 at 0.24%
Bank of America NA	$ 312
Citibank NA	11
Citigroup Global Markets, Inc.	57
Deutsche Bank Securities, Inc.	78
ING Financial Markets LLC	50
J.P. Morgan Securities, Inc.	22
RBS Securities, Inc.	45
UBS Securities LLC	78
Wells Fargo Securities LLC	57
$ 710
$48,804,000 due 2/01/11 at 0.24%
Barclays Capital, Inc.	$ 14,078
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,570
UBS Securities LLC	18,771
Wells Fargo Securities LLC	9,385
$ 48,804
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2011, the cost of investment securities for income tax purposes was $18,249,558,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

January 31, 2011

1.813077.106

DTE-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	$ 5,725	$ 5,725
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.34%, LOC Bank of America NA, VRDN (a)	14,600	14,600
Mobile Downtown Redev. Auth. (Austal USA, LLC Proj.) Series 2009, 0.3%, LOC Westpac Banking Corp., VRDN (a)	29,000	29,000
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,100	5,100
		54,425
Alaska - 1.6%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.29%, LOC Union Bank of California, VRDN (a)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	24,705	24,705
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,165	12,165
North Slope Borough Gen. Oblig. Bonds Series 2010 A, 2% 6/30/11	9,800	9,866
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.28%, VRDN (a)	19,000	19,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.31% (ConocoPhillips Guaranteed), VRDN (a)	20,000	20,000
		118,461
Arizona - 2.4%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.29%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	11,100	11,100
Series 2008 E, 0.31%, LOC Bank of America NA, VRDN (a)	34,700	34,700
Series 2008 F, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,225	4,225
(Catholic Healthcare West Proj.) Series 2009 F, 0.27%, LOC Citibank NA, VRDN (a)	13,900	13,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.29%, LOC Bank of America NA, VRDN (a)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Series 2009, 0.33% 3/8/11, LOC Bank of America NA, CP	$ 20,000	$ 20,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/11	1,400	1,427
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,200	4,200
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series BA 08 3511, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	3,750	3,750
Participating VRDN:
Series BC 10 21W, 0.3% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
Series EGL 06 0141, 0.29% (Liquidity Facility Citibank NA) (a)(e)	16,500	16,500
Series EGL 06 14 Class A, 0.29% (Liquidity Facility Citibank NA) (a)(e)	11,200	11,200
Series EGL 07 0012, 0.29% (Liquidity Facility Citibank NA) (a)(e)	13,850	13,850
Series Putters 3242, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,200	4,200
Series ROC II R 10362, 0.29% (Liquidity Facility Citibank NA) (a)(e)	9,900	9,900
Series WF 09 40C, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,345	3,345
Series C, 0.32% 4/21/11, CP	2,100	2,100
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
		181,897
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,900	4,900
California - 2.8%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 1% 5/1/11	10,275	10,293
California Gen. Oblig.:
Series 2004 A6, 0.24%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	31,000	31,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
0.31% 2/4/11, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	$ 12,400	$ 12,400
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2000 D, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	4,040	4,040
California Infrastructure & Econ. Dev. Bank Rev. (The Contemporary Jewish Museum Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (a)	2,000	2,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.28% (Liquidity Facility Royal Bank of Canada), VRDN (a)	11,300	11,300
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B2, 0.27%, LOC Bank of America NA, VRDN (a)	9,080	9,080
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.31% 2/10/11 (Liquidity Facility Wells Fargo Bank NA), CP	6,800	6,800
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	7,200	7,217
2% 4/21/11	7,600	7,623
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.26%, LOC Societe Generale, VRDN (a)	3,100	3,100
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	16,700	16,790
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	17,300	17,528
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.29% 2/1/11, LOC Dexia Cr. Local de France, CP	8,600	8,600
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.28%, LOC Union Bank of California, VRDN (a)	34,095	34,095
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,850	6,850
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.27%, LOC Union Bank of California, VRDN (a)	4,000	4,000
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.27%, LOC Fannie Mae, VRDN (a)	2,200	2,200
South Placer Wastewtr. Auth. Rev. Series 2008 B, 0.27%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	10,600	10,600
		205,516
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - 3.9%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	$ 11,000	$ 11,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,120	15,120
Colorado Ed. Ln. Prog. TRAN Series 2010 D, 2% 6/30/11	55,800	56,181
Colorado Edl. & Cultural Facilities Auth. Rev.:
(Clyfford Still Museum Proj.) Series 2008, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	8,040	8,040
(YMCA of the Rockies Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	1,900	1,900
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	1,377	1,377
Series BA 08 1090, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	38,145	38,145
(Catholic Health Initiatives Proj.):
Series 2004 B, 0.32% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,200	2,200
Series 2004 B2, 0.32% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	17,300	17,300
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	3,800	3,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.29% (Liquidity Facility Citibank NA) (a)(e)	17,575	17,575
Series EGL 07 0040, 0.29% (Liquidity Facility Citibank NA) (a)(e)	9,800	9,800
Colorado Springs Utils. Rev. Series 2000 A, 0.32%, VRDN (a)	73,650	73,650
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,700	6,700
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.26%, LOC BNP Paribas SA, VRDN (a)	6,190	6,190
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	9,400	9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
		288,778
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 1.0%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 0.75% tender 2/9/11, CP mode	$ 6,200	$ 6,200
Connecticut Gen. Oblig. BAN:
Series 2009 B, 4% 6/1/11	8,000	8,093
Series 2010 A, 2% 5/19/11	20,500	20,593
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford Hosp. Proj.) Series B, 0.33%, LOC Bank of America NA, VRDN (a)	2,500	2,500
Participating VRDN Series EGL 7 05 3031, 0.29% (Liquidity Facility Citibank NA) (a)(e)	22,900	22,900
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.) Series 2008, 0.27%, LOC HSBC Bank USA, NA, VRDN (a)	4,400	4,400
(Hsg. Mtg. Fin. Prog.) Series 2005 D4, 0.27% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	10,000	10,000
		74,686
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.8%, VRDN (a)	3,500	3,500
Series 1999 A, 0.58%, VRDN (a)	2,800	2,800
		6,300
District Of Columbia - 1.5%
District of Columbia Gen. Oblig. Series 2008 C, 0.29%, LOC TD Banknorth, NA, VRDN (a)	7,900	7,900
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	12,145	12,145
(George Washington Univ. Proj.) Series 1999 B, 0.32%, LOC Bank of America NA, VRDN (a)	19,115	19,115
(Howard Univ. Proj.) Series 2006 B, 0.31%, LOC Bank of America NA, VRDN (a)	5,225	5,225
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.29%, LOC Bank of America NA, VRDN (a)	14,900	14,900
Series 1998 A Tranche III, 0.29%, LOC Bank of America NA, VRDN (a)	3,675	3,675
(The AARP Foundation Proj.) Series 2004, 0.34%, LOC Bank of America NA, VRDN (a)	1,450	1,450
(The Phillips Collection Issue Proj.) Series 2003, 0.37%, LOC Bank of America NA, VRDN (a)	5,010	5,010
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(Washington Drama Society, Inc. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	$ 4,525	$ 4,525
Bonds (Nat'l. Academy of Sciences Proj.) 0.32% tender 3/8/11, LOC Bank of America NA, CP mode	11,200	11,200
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.29%, LOC Bank of America NA, VRDN (a)	25,960	25,960
		111,105
Florida - 7.2%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.32% tender 2/4/11, LOC Bank of America NA, CP mode	13,800	13,800
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.28%, LOC Freddie Mac, VRDN (a)	5,940	5,940
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.35%, LOC Bank of America NA, VRDN (a)	2,945	2,945
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Participating VRDN Series BBT 08 16, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,770	10,770
Participating VRDN Series EGL 07 0049, 0.28% (Liquidity Facility Citibank NA) (a)(e)	29,585	29,585
Florida Dept. of Envir. Protection Rev. Bonds Series 2010 D, 4% 7/1/11	15,900	16,125
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Bonds Series 2009 B, 5% 8/1/11	1,000	1,022
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.32% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.28%, LOC Fannie Mae, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.28%, LOC Fannie Mae, VRDN (a)	5,850	5,850
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.3% 2/8/11, LOC Wells Fargo Bank NA, CP	1,182	1,182
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,410	9,410
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2008 A, 3% 1/15/12	1,000	1,024
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 12,675	$ 12,675
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2007 B, 0.26%, LOC Harris NA, VRDN (a)	9,400	9,400
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.57%, LOC Bank of America NA, VRDN (a)	7,300	7,300
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds:
Series F, 0.33% tender 3/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	41,500	41,500
0.31% tender 2/7/11 (Liquidity Facility Dexia Cr. Local de France), CP mode	5,800	5,800
Series Three 2008 B4, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	26,710	26,710
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2004, 0.3%, LOC Bank of America NA, VRDN (a)	2,400	2,400
Series 2007 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	5,100	5,100
Series 2007 E, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	6,400	6,400
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (a)	3,300	3,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.32% tender 2/11/11, CP mode	6,200	6,200
Series 1994, 0.32% tender 2/11/11, CP mode	9,560	9,560
Lee Memorial Health Sys. Hosp. Rev. Series 2009 B, 0.3%, LOC Bank of America NA, VRDN (a)	1,000	1,000
Manatee County School District TAN Series 2010, 1.25% 5/1/11	10,200	10,223
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.29%, LOC Bank of America NA, VRDN (a)	30,000	30,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.37%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.32%, LOC Bank of America NA, VRDN (a)	6,825	6,825
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2010 D, 2.5% 5/1/11	14,800	14,873
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.32%, LOC Northern Trust Co., VRDN (a)	$ 6,500	$ 6,500
(Morse Oblig. Group Proj.) Series 2003, 0.28%, LOC TD Banknorth, NA, VRDN (a)	41,845	41,845
(Planned Parenthood Proj.) Series 2002, 0.32%, LOC Northern Trust Co., VRDN (a)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.29%, LOC Northern Trust Co., VRDN (a)	8,600	8,600
Panama City Beach Participating VRDN Series Solar 2006 129, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,960	8,960
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	25,280	25,280
Series 2008 C, 0.34%, LOC Bank of America NA, VRDN (a)	14,000	14,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A2, 0.28%, LOC Northern Trust Co., VRDN (a)	5,750	5,750
Series 2009 A3, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	13,875	13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	5,150	5,150
Pinellas County School District TAN Series 2010, 1.5% 6/30/11	19,000	19,088
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	12,100	12,100
Series 2005 A2, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	6,200	6,200
Series 2005 B1, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	14,695	14,695
Series 2005 B2, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	8,930	8,930
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series Putters 2473, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,035	1,035
Series Putters 3290, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev. Series L, 0.34% 2/2/11, LOC Dexia Cr. Local de France, CP	$ 23,500	$ 23,500
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 2007-36, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,085	4,085
		532,922
Georgia - 2.8%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (a)	1,410	1,410
Atlanta Arpt. Rev. Series 2010 B1:
0.32% 3/15/11, LOC Wells Fargo Bank NA, CP	5,000	5,000
0.33% 3/15/11, LOC Wells Fargo Bank NA, CP	5,000	5,000
0.35% 5/25/11, LOC Wells Fargo Bank NA, CP	17,500	17,500
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	10,400	10,400
Clarke County Hosp. Auth. Rev. Participating VRDN Series Solar 07 31, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	6,800	6,800
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.28%, LOC Bank of America NA, VRDN (a)	9,000	9,000
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.3%, LOC Bank of America NA, VRDN (a)	7,500	7,500
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.35%, LOC Bank of America NA, VRDN (a)	16,400	16,400
Participating VRDN Series Solar 07 72, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,560	11,560
Georgia Gen. Oblig. Participating VRDN:
Series Clipper 07 53, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	9,995	9,995
Series PZ 271, 0.32% (Liquidity Facility Wells Fargo & Co.) (a)(e)	6,879	6,879
Georgia Road & Thruway Auth. Rev. Bonds Series 2009 A, 4% 6/1/11	5,115	5,177
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.27%, VRDN (a)	$ 17,150	$ 17,150
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.32%, VRDN (a)	8,500	8,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (a)	19,150	19,150
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Participating VRDN Series Solar 08 0001, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,255	10,255
Participating VRDN Series Putters 3755, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
Pub. Gas Partners, Inc. Rev. Bonds (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/11	3,000	3,079
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	5,150	5,150
Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,000	4,000
		204,405
Hawaii - 0.4%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.31%, LOC Bank of America NA, VRDN (a)	11,485	11,485
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.27%, LOC Freddie Mac, VRDN (a)	15,600	15,600
		27,085
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/11	10,100	10,165
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	17,000	17,000
		27,165
Illinois - 5.5%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.29%, LOC Northern Trust Co., VRDN (a)	17,500	17,500
Chicago Board of Ed. Series 2009 A1, 0.32%, LOC Harris NA, VRDN (a)	10,000	10,000
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	13,200	13,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago:
Participating VRDN Series Solar 06 75, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 7,400	$ 7,400
Participating VRDN Series BBT 08 60, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	4,385	4,385
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.31%, LOC Landesbank Baden-Wuert, VRDN (a)	8,145	8,145
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.31%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,725	19,725
Series 2004 A2, 0.31%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	34,265	34,265
Series 2004 A3, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,335	8,335
DuPage County Rev. (Morton Arboretum Proj.) 0.35%, LOC Bank of America NA, VRDN (a)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.29%, LOC Harris NA, VRDN (a)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,475	2,475
Participating VRDN Series ROC II R 12278, 0.29% (Liquidity Facility Citibank NA) (a)(e)	5,200	5,200
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	35,400	35,400
(Chicago Historical Society Proj.) Series 2006, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	30,175	30,175
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	7,600	7,600
(Edward Hosp. Oblig. Group) Series 2009 A, 0.29%, LOC Bank of America NA, VRDN (a)	3,500	3,500
(Edward Hosp. Obligated Group Proj.) Series 2008 C, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	12,155	12,155
(Museum of Science & Industry Proj.) Series 2009 C, 0.3%, LOC Harris NA, VRDN (a)	5,500	5,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	22,375	22,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwest Cmnty. Hosp. Proj.):
Series 2008 C, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	$ 7,325	$ 7,325
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	21,000	21,000
Series 2009 D, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
(Provena Health Proj.) Series 2010 D, 0.28%, LOC Union Bank of California, VRDN (a)	10,250	10,250
(Rockford Mem. Hosp. Proj.) 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	20,200	20,200
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,580	6,580
(Trinity Int'l. Univ. Proj.) Series 2009, 0.29%, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	10,000	10,000
Participating VRDN:
Series BA 08 1205, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	4,165	4,165
Series EGL 06 118, Class A, 0.29% (Liquidity Facility Citibank NA) (a)(e)	9,450	9,450
Series Putters 3288Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000	3,000
Series Putters 3764, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Series 2009 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.35%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.41%, LOC Bank of America NA, VRDN (a)	4,875	4,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,350	10,350
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Univ. of Illinois Rev.:
(Health Svcs. Facilities Sys. Proj.) Series 1997 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	900	900
(UIC South Campus Dev. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
		405,630
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.3%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	$ 18,015	$ 18,015
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,515	11,515
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.28%, LOC Royal Bank of Scotland PLC, VRDN (a)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	2,145	2,145
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	7,000	7,000
Series 2008 D, 0.29%, LOC Bank of America NA, VRDN (a)	11,500	11,500
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.26%, LOC Citibank NA, VRDN (a)	3,840	3,840
Indiana Fin. Auth. Rev.:
Participating VRDN Series BBT 08 12, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,785	11,785
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	21,125	21,125
(DePauw Univ. Proj.) Series 2008 A, 0.26%, LOC Northern Trust Co., VRDN (a)	1,085	1,085
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Clarion Health Obligated Group Proj.) Series 2005 C, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	29,075	29,075
Participating VRDN Series Solar 07 63, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,400	15,400
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.35%, LOC Bank of America NA, VRDN (a)	1,900	1,900
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,200	4,200
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) 0.32% tender 2/18/11 (BP PLC Guaranteed), CP mode	15,300	15,300
		169,885
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.9%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 6,400	$ 6,400
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.37%, VRDN (a)	18,100	18,100
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.3%, VRDN (a)	40,400	40,400
		64,900
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	9,315	9,315
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	15,000	15,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	22,000	22,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	18,135	18,135
		55,135
Louisiana - 2.7%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.27%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	34,000	34,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 11876, 0.29% (Liquidity Facility Citibank NA) (a)(e)	7,000	7,000
Series Solar 06 133, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	3,345	3,345
Series WF 10 11C, 0.29% (Liquidity Facility Wells Fargo Bank NA) (a)(e)	11,800	11,800
Louisiana Gen. Oblig.:
Bonds Series 2009 B, 3% 4/15/11	5,000	5,027
Series 2008 A, 0.26%, LOC BNP Paribas SA, VRDN (a)	38,200	38,200
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	15,300	15,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	$ 15,000	$ 15,000
Series 2008 A, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev.:
(C-Port LLC Proj.) Series 2008, 0.34%, LOC Bank of America NA, VRDN (a)	10,800	10,800
(CommCare Corp. Proj.) Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	8,100	8,100
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.27%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	20,000	20,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.) Series 2010 A, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	12,500	12,500
		202,447
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,930	7,930
Maryland - 2.4%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	13,730	13,730
Baltimore County Gen. Oblig. 0.31% 3/15/11 (Liquidity Facility BNP Paribas SA), CP	16,200	16,200
Baltimore County Metropolitan District Series 1995, 0.31% 4/8/11 (Liquidity Facility BNP Paribas SA), CP	10,000	10,000
Howard County Gen. Oblig. Series 2006 D, 0.32% 3/11/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	18,000	18,000
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.3%, LOC Fannie Mae, VRDN (a)	8,900	8,900
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.37%, LOC Bank of America NA, VRDN (a)	2,710	2,710
(United States Pharmacopeial Convention, Inc. Proj.):
Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	11,680	11,680
Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (a)	4,075	4,075
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.28%, LOC Union Bank of California, VRDN (a)	$ 3,000	$ 3,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.32%, LOC Bank of America NA, VRDN (a)	3,900	3,900
Series 2007 C, 0.34%, LOC Bank of America NA, VRDN (a)	10,780	10,780
Series 2007 D, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	18,100	18,100
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	14,200	14,200
(Upper Chesapeake Hosp. Proj.):
Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	2,000	2,000
Series 2008 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	5,960	5,960
(Villa Julie College, Inc. Proj.) Series 2005, 0.32%, LOC Bank of America NA, VRDN (a)	17,050	17,050
Participating VRDN Series BBT 08 46, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,825	3,825
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.37%, LOC Bank of America NA, VRDN (a)	5,330	5,330
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	7,965	7,965
		177,405
Massachusetts - 2.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DC 8030, 0.34% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	10,000	10,000
Series PT 4368, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,000	5,000
Series 2008 A1, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,500	1,500
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A1, 0.29%, LOC Citibank NA, VRDN (a)	2,275	2,275
Massachusetts Gen. Oblig.:
RAN Series 2010 A, 2% 4/28/11	13,000	13,052
Series 1998 A, 0.32% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2001 C, 0.25% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	$ 45,050	$ 45,050
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 2/14/11, CP mode	10,000	10,000
Series 1993 A, 0.8% tender 2/14/11, CP mode	18,000	18,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.29% (Liquidity Facility Citibank NA) (a)(e)	13,000	13,000
Massachusetts St Wtr. Resources Auth. Participating VRDN Series BC 10 37B, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(e)	11,125	11,125
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 B, 0.28% (Liquidity Facility Bank of America NA), VRDN (a)	2,300	2,300
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	24,200	24,200
		159,102
Michigan - 1.6%
Central Michigan Univ. Rev. Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Michigan Bldg. Auth. Rev. Series 6, 0.3% 3/10/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	4,500	4,500
Michigan Fin. Auth. Rev. RAN Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	20,000	20,177
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	17,800	17,984
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.29% tender 2/3/11, CP mode	14,000	14,000
Participating VRDN Series ROC II R 11676, 0.29% (Liquidity Facility Citibank NA) (a)(e)	2,650	2,650
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Consumers Energy Co. Proj.) 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
(Van Andel Research Institute Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (a)	52,000	52,000
		120,311
Minnesota - 0.3%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.27%, LOC Freddie Mac, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 3,400	$ 3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.29%, LOC Fannie Mae, VRDN (a)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A1, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Univ. of Minnesota Series 2001 C, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,205	8,205
		24,155
Mississippi - 0.8%
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Solar 06 0153, 0.28%, tender 2/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,000	6,000
(Harrison County Proj.) Series 2008 A2, 0.34%, LOC Bank of America NA, VRDN (a)	13,525	13,525
Mississippi Gen. Oblig. 0.31% (Liquidity Facility Bank of America NA), VRDN (a)	23,100	23,100
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.35%, tender 7/6/11 (a)(f)	15,000	15,000
		57,625
Missouri - 1.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	9,400	9,400
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.28%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.26%, LOC TD Banknorth, NA, VRDN (a)	29,415	29,415
Participating VRDN Series EGL 07 0001, 0.29% (Liquidity Facility Citibank NA) (a)(e)	8,470	8,470
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.29%, LOC Bank of America NA, VRDN (a)	2,600	2,600
Bonds (Cox Health Proj.) Series B, 0.3% tender 3/3/11, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 14,000	$ 14,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,775	3,775
		85,660
Nebraska - 1.9%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,000	16,000
Lincoln Elec. Sys. Rev. Series 2005, 0.31% 4/8/11, CP	28,000	28,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.28% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	60,000	60,000
Nebraska Pub. Pwr. District Rev. Series A:
0.3% 4/8/11, CP	2,000	2,000
0.32% 4/8/11, CP	8,950	8,950
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series BBT 2060, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	23,000	23,000
Series A:
0.32% 3/4/11, CP	2,500	2,500
0.32% 3/4/11, CP	1,000	1,000
		141,450
Nevada - 2.2%
Clark County Arpt. Rev.:
Series 2008 D2, 0.31%, LOC Landesbank Baden-Wuert, VRDN (a)	24,900	24,900
Series 2008 D3, 0.31%, LOC Bayerische Landesbank, VRDN (a)	17,715	17,715
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.29% (Liquidity Facility Citibank NA) (a)(e)	4,500	4,500
Series 2008 A, 0.34% 2/10/11, LOC BNP Paribas SA, CP	2,350	2,350
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Clark County School District Bonds Series 2009 B, 4% 6/15/11	10,000	10,134
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,085	6,085
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Wtr. Reclamation District Participating VRDN: - continued
Series Putters 3489Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 11,965	$ 11,965
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.29%, LOC Union Bank of California, VRDN (a)	3,100	3,100
Series 2008 B, 0.29%, LOC Union Bank of California, VRDN (a)	43,025	43,025
Series 2009 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	28,460	28,460
Series 2009 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	8,910	8,910
		163,144
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.29%, LOC Bank of America NA, VRDN (a)	7,665	7,665
New Jersey - 1.8%
Burlington County Gen. Oblig. BAN 1.5% 9/8/11	20,000	20,133
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 V4, 0.3%, LOC Bank of America NA, VRDN (a)	10,000	10,000
Series 2008 X, 0.3%, LOC Bank of America NA, VRDN (a)	7,520	7,520
New Jersey Gen. Oblig. Bonds Series Putters 3850, 0.3%, tender 6/23/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)(f)	77,400	77,400
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (a)	10,540	10,540
(Princeton HealthCare Sys. Proj.) Series 2010 A, 0.31%, LOC Bank of America NA, VRDN (a)	7,000	7,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.31%, LOC Bank of America NA, VRDN (a)	2,300	2,300
		134,893
New Mexico - 0.9%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (a)	63,765	63,765
New York - 2.3%
New York City Gen. Oblig.:
Bonds Series 2005 M, 5% 4/1/11	2,775	2,796
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 1995 F4, 0.29%, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 1,300	$ 1,300
Series 2004 A3, 0.27%, LOC BNP Paribas SA, VRDN (a)	1,500	1,500
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.3%, LOC RBS Citizens NA, VRDN (a)	19,000	19,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.25%, LOC Fannie Mae, VRDN (a)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 10381, 0.29% (Liquidity Facility Citibank NA) (a)(e)	6,105	6,105
New York City Transitional Fin. Auth. Rev. Series 2001 A, 0.26% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,000	3,000
New York Dorm. Auth. Revs.:
Bonds (State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/11	6,000	6,093
(The Culinary Institute of America Proj.) Series 2004 C, 0.26%, LOC TD Banknorth, NA, VRDN (a)	12,800	12,800
Participating VRDN:
Series EGL 06 47 Class A, 0.29% (Liquidity Facility Citibank NA) (a)(e)	13,500	13,500
Series ROC II R 11735, 0.29% (Liquidity Facility Citibank NA) (a)(e)	10,395	10,395
New York Hsg. Fin. Agcy. Rev.:
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (a)	18,055	18,055
(505 West 37th Street Proj.) Series 2009 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,800	4,800
(MF Associates Proj.) Series 1991, 0.27%, LOC Landesbank Hessen-Thuringen, VRDN (a)	42,700	42,700
New York Pwr. Auth. Series 1, 0.3% 3/10/11, CP	6,000	6,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,000	15,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.28% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	4,930	4,930
		168,974
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Series B, 0.36% 6/16/11, CP	6,215	6,215
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Non State Specific - 0.3%
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series BA 07 1030, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	$ 14,525	$ 14,525
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	6,000	6,000
		20,525
North Carolina - 4.5%
Charlotte Gen. Oblig. Participating VRDN Series BC 09 36B, 0.3% (Liquidity Facility Barclays Bank PLC) (a)(e)	10,875	10,875
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.32%, LOC Bank of America NA, VRDN (a)	2,700	2,700
Series 2010 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	12,420	12,420
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,125	6,125
Series 2002 B, 0.29% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	17,500	17,500
Series 2006 B, 0.29% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	35,900	35,900
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.32% (Liquidity Facility Bank of America NA), VRDN (a)	13,085	13,085
Guilford County Gen. Oblig. Series 2007 B, 0.26% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	2,700	2,700
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	1,150	1,150
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	6,575	6,575
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	6,400	6,400
(High Point Univ. Rev.) Series 2006, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	9,930	9,930
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.29% (Liquidity Facility Citibank NA) (a)(e)	2,800	2,800
Series EGL 07 0015, 0.29% (Liquidity Facility Citibank NA) (a)(e)	10,890	10,890
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN: - continued
Series Putters 3331, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 4,995	$ 4,995
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.29%, LOC Bank of America NA, VRDN (a)	1,100	1,100
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	25,000	25,000
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	2,900	2,900
(Friends Homes, Inc. Proj.) Series 2003, 0.36%, LOC Bank of America NA, VRDN (a)	4,700	4,700
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.33%, LOC Bank of America NA, VRDN (a)	5,800	5,800
(Wake Forest Univ. Health Sciences Proj.) Series 2008 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	3,800	3,800
(Wake Forest Univ. Proj.) Series 2008 C, 0.33%, LOC Bank of America NA, VRDN (a)	5,800	5,800
(Watauga Med. Ctr. Proj.) Series 2005, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	6,000	6,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.32%, LOC Bank of America NA, VRDN (a)	20,275	20,275
Series 2003 B, 0.32%, LOC Bank of America NA, VRDN (a)	19,600	19,600
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	3,500	3,500
Piedmont Triad Arpt. Auth. Series 2008 A, 0.36%, LOC Branch Banking & Trust Co., VRDN (a)	6,200	6,200
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 0.3%, tender 2/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,155	4,155
Univ. of North Carolina at Chapel Hill Rev.:
Participating VRDN:
Series BA 08 1085, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	6,900	6,900
Series BBT 08 19, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	25,645	25,645
Participating VRDN Series EGL 05 3014 Class A, 0.29% (Liquidity Facility Citibank NA) (a)(e)	22,700	22,700
Wake County Gen. Oblig. Series 2003 C:
0.32% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	7,310	7,310
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Gen. Oblig. Series 2003 C: - continued
0.32% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	$ 6,600	$ 6,600
Winston-Salem Ltd. Oblig. Series 2010 B, 0.27% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	9,000	9,000
		331,030
Ohio - 1.5%
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	14,385	14,385
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,215	3,215
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,865	1,865
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	7,500	7,500
Series 2008 B, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Lancaster Port Auth. Gas Rev. 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,635	6,635
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.58%, VRDN (a)	4,400	4,400
(Ohio Valley Elec. Corp. Proj.) Series 2009 A, 0.26%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	5,900	5,900
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2005 A, 0.25%, VRDN (a)	6,855	6,855
Participating VRDN Series BBT 3, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,720	5,720
Ohio Higher Edl. Facility Commission Rev.:
(Antioch Univ. Proj.) 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,095	5,095
(Ohio Northern Univ. Proj.) Series 2008 A, 0.36%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.39%, LOC RBS Citizens NA, VRDN (a)	14,300	14,300
(Xavier Univ. Proj.) Series 2008 A, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,700	3,700
Bonds:
(Cleveland Clinic Foundation Proj.) Series 2008 B5, 0.35% tender 8/9/11, CP mode	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Cleveland Clinic Proj.) Series 2008 B6, 0.32% tender 4/7/11, CP mode	$ 10,000	$ 10,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,345	6,345
		110,915
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.3%, LOC KBC Bank NV, VRDN (a)	15,515	15,515
Univ. Hospitals Trust Rev. Series 2005 A, 0.33%, LOC Bank of America NA, VRDN (a)	12,250	12,250
		27,765
Oregon - 1.8%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.) Series 2008 C, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,700	4,700
Bonds (Providence Health Sys. Proj.) Series 2003 E, 0.32% tender 4/5/11, CP mode	8,000	8,000
Oregon Facilities Auth. Rev. (Lewis & Clark College Proj.) Series 2008 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	19,300	19,300
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	16,845	16,845
Port of Portland Arpt. Rev. Series 2009 A1, 0.27%, LOC Bank of America NA, VRDN (a)	28,955	28,955
Portland Hsg. Auth. Rev. (RAC Hsg. Proj.) Series 2009, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	23,155	23,155
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	22,000	22,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.36%, LOC Bank of America NA, VRDN (a)	12,380	12,380
		135,335
Pennsylvania - 4.7%
Allegheny County Series C-58 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	5,060	5,060
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,360	8,360
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 5,920	$ 5,920
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.27%, LOC Royal Bank of Scotland PLC, VRDN (a)	9,900	9,900
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	6,200	6,200
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.39%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,100	9,100
Chester County Indl. Dev. Auth. Student Hsg. Rev.:
(Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.27%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	4,100	4,100
Series 2008 A, 0.27%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	24,600	24,600
Franklin County Indl. Dev. Auth. (Menno Haven Proj.) Series 2008, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	8,610	8,610
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,915	8,915
Lower Merion School District Series 2009 A, 0.27%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,800	4,800
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.33% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (a)	17,850	17,850
Pennsylvania Gen. Oblig.:
Participating VRDN:
Series Putters 3352Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000	3,000
Series ROC II R 11505, 0.29% (Liquidity Facility Citibank NA) (a)(e)	4,100	4,100
TAN First Series 2010-2011, 2.5% 6/30/11	140,200	141,447
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.27%, LOC Citizens Bank of Pennsylvania, VRDN (a)	5,870	5,870
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.27%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	18,055	18,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Keystone College Proj.) Series 2001 H5, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 3,350	$ 3,350
(King's College Proj.) Series 2001 H6, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,925	3,925
(Marywood Univ. Proj.) Series 2005 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,005	5,005
(Philadelphia Univ. Proj.) Series 2009, 0.28%, LOC TD Banknorth, NA, VRDN (a)	2,400	2,400
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series 2010-111, 0.45% 9/22/11	3,500	3,500
Pennsylvania State Univ. Bonds Series 2009 B, 0.4%, tender 6/1/11 (a)	18,200	18,200
Somerset County Gen. Oblig. Series 2009 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,470	3,470
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,325	8,325
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	10,300	10,300
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,455	3,455
		349,837
Rhode Island - 0.7%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,380	12,380
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,700	9,700
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.28%, LOC TD Banknorth, NA, VRDN (a)	9,825	9,825
(Rhode Island School of Design Proj.) Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (a)	13,205	13,205
(Roger Williams Univ. Proj.) Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		50,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 3.0%
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.3% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	$ 21,500	$ 21,500
Series A, 0.32% (Liquidity Facility Bank of America NA), VRDN (a)	19,405	19,405
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.3% (Liquidity Facility Barclays Bank PLC) (a)(e)	1,875	1,875
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	26,400	26,400
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.33% (Liquidity Facility Deutsche Postbank AG) (a)(e)	5,585	5,585
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.33%, VRDN (a)	19,500	19,500
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2010 C, 2% 3/1/11	16,935	16,957
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Converse College Proj.) Series 2009, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 0.34%, LOC Bank of America NA, VRDN (a)	26,000	26,000
Series 2008 B, 0.34%, LOC Bank of America NA, VRDN (a)	16,200	16,200
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.28%, LOC Citibank NA, VRDN (a)	4,125	4,125
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.3% (Liquidity Facility Citibank NA) (a)(e)	10,600	10,600
Series 2010 A, 0.31% 3/11/11, CP	8,600	8,600
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.31%, LOC Bank of America NA, VRDN (a)	18,905	18,905
Series 2003 B2, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	17,000	17,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.8% tender 2/2/11, CP mode	5,800	5,800
		223,567
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.26% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	$ 14,600	$ 14,600
Tennessee - 1.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.47%, LOC Bank of America NA, VRDN (a)	7,745	7,745
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.35%, LOC Bank of America NA, VRDN (a)	3,000	3,000
Series 2001, 0.3%, LOC Bank of America NA, VRDN (a)	1,500	1,500
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,185	4,185
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.34%, LOC Bank of America NA, VRDN (a)	9,000	9,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.32%, LOC Landesbank Baden-Wuert, VRDN (a)	8,500	8,500
Series 2008 B, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	4,800	4,800
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.34%, LOC Bank of America NA, VRDN (a)	14,400	14,400
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.34%, LOC Bank of America NA, VRDN (a)	4,800	4,800
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	20,000	20,000
Shelby County Gen. Oblig.:
Series 2004 B, 0.27% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	24,585	24,585
Series 2006 C, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,900	2,900
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.31%, LOC Bank of America NA, VRDN (a)	7,275	7,275
		112,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - 9.6%
Austin Util. Sys. Rev. Series A:
0.31% 2/18/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 9,500	$ 9,500
0.31% 2/18/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,500	9,500
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.32%, LOC Dexia Cr. Local de France, VRDN (a)	2,400	2,400
Brownsville Util. Sys. Rev. Series A, 0.3% 4/12/11, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	5,212	5,212
Comal Independent School District Participating VRDN Series BC 11 2W, 0.3% (Liquidity Facility Barclays Bank PLC) (a)(e)	3,000	3,000
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,815	3,815
Dallas Independent School District Bonds:
4% 2/15/11	5,195	5,202
4% 2/15/11 (Escrowed to Maturity) (d)	805	806
Dallas North Texas Tollway Auth. Series 2010 A1, 0.32% 2/8/11, LOC Bank of America NA, CP	13,600	13,600
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	1,000	1,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,410	11,410
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	8,635	8,635
Galena Park Independent School District Participating VRDN Series SG 154, 0.29% (Liquidity Facility Societe Generale) (a)(e)	11,065	11,065
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	5,500	5,500
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.29% (Liquidity Facility Citibank NA) (a)(e)	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.29% (Liquidity Facility Royal Bank of Canada) (a)(e)	$ 11,000	$ 11,000
Harris County Metropolitan Trans. Auth. Series A1:
0.32% 4/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	22,500	22,500
0.32% 4/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	8,250	8,250
0.33% 3/10/11 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Houston Gen. Oblig.:
Bonds Series 2004 A, 5% 3/1/11	14,000	14,051
Participating VRDN Series ROC II R 11289, 0.29% (Liquidity Facility Citibank NA) (a)(e)	2,900	2,900
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	18,870	18,870
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.29% (Liquidity Facility Citibank NA) (a)(e)	7,955	7,955
Series 2004 B4, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	5,650	5,650
Series 2004 B5, 0.25%, LOC Lloyds TSB Bank PLC New York Branch, VRDN (a)	3,800	3,800
Series B2, 0.28% 3/7/11, LOC Wells Fargo Bank NA, San Francisco, CP	10,000	10,000
Series B4:
0.3% 3/17/11, LOC Barclays Bank PLC, CP	5,000	5,000
0.32% 3/15/11, LOC Barclays Bank PLC, CP	4,000	4,000
Irving Independent School District Participating VRDN Series PT 3954, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	17,840	17,840
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,200	3,200
Lower Colorado River Auth. Rev. Series B, 0.32% 3/8/11, LOC Bank of America NA, CP	10,000	10,000
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	7,270	7,270
North Texas Tollway Auth. Rev. Series 2009 D, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	1,700	1,700
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,255	14,255
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,830	5,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Plano Independent School District Participating VRDN Series SGA 128, 0.29% (Liquidity Facility Societe Generale) (a)(e)	$ 21,380	$ 21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.28% (Liquidity Facility Societe Generale) (a)(e)	4,750	4,750
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.26%, VRDN (a)	1,500	1,500
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	8,300	8,300
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series BBT 08 26, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,340	5,340
Participating VRDN:
Series SG 104, 0.29% (Liquidity Facility Societe Generale) (a)(e)	5,490	5,490
Series SG 105, 0.29% (Liquidity Facility Societe Generale) (a)(e)	29,400	29,400
Series 2003, 0.3% (Liquidity Facility Bank of America NA), VRDN (a)	38,325	38,325
Series A:
0.31% 2/7/11, CP	10,000	10,000
0.32% 4/6/11, CP	7,500	7,500
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.29% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Series 2001 A:
0.3% 2/16/11, CP	30,000	30,000
0.32% 3/8/11, CP	5,287	5,287
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C3, 0.34%, LOC Bank of America NA, VRDN (a)	38,500	38,500
Texas A&M Univ. Rev. Participating VRDN Series BC 10 40B, 0.3% (Liquidity Facility Barclays Bank PLC) (a)(e)	2,345	2,345
Texas Gen. Oblig. Participating VRDN Series ROC II R 11184, 0.29% (Liquidity Facility Citibank NA) (a)(e)	6,210	6,210
Texas Pub. Fin. Auth.:
Series 2002 A, 0.29% 3/17/11, CP	10,500	10,500
Series 2002 B, 0.3% 4/7/11, CP	12,000	12,000
Texas Pub. Fin. Auth. Rev.:
Bonds Series 2010 A, 2% 7/1/11	16,400	16,515
0.29% 4/8/11, CP	4,655	4,655
0.3% 4/8/11, CP	14,700	14,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 10,660	$ 10,660
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	10,000	10,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.27%, LOC Bank of Scotland PLC, VRDN (a)	41,600	41,600
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series Putters 1646, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,350	5,350
Series Putters 584, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	18,745	18,745
Series 2002 A, 0.28% 3/10/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,905	2,905
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,000	6,000
Upper Trinity Reg'l. Wtr. District Series A, 0.32% 3/8/11, LOC Bank of America NA, CP	22,350	22,350
Victoria Independent School District Bonds Series WF 08 26C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	12,360	12,360
		710,558
Utah - 1.6%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	1,800	1,800
Davis County School District Bonds TAN 2% 6/30/11	15,000	15,097
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	7,940	7,940
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2008 A, 5.25% 7/1/11	2,000	2,039
Series 1997 B1, 0.3% 2/15/11 (Liquidity Facility Bank of Nova Scotia), CP	11,070	11,070
Series 1997 B2, 0.32% 3/10/11 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1997 B3:
0.31% 4/8/11 (Liquidity Facility JPMorgan Chase Bank), CP	26,600	26,600
0.32% 2/16/11 (Liquidity Facility JPMorgan Chase Bank), CP	6,330	6,330
0.32% 3/17/11 (Liquidity Facility JPMorgan Chase Bank), CP	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 1998 B4, 0.31% 3/15/11 (Liquidity Facility JPMorgan Chase Bank), CP	$ 2,840	$ 2,840
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,300	8,300
Utah Transit Auth. Sales Tax Rev.:
Participating VRDN Series BBT 08 27, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,710	5,710
Participating VRDN Series DCL 021, 0.34% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	9,825	9,825
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.32% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,400	10,400
		120,611
Virginia - 1.4%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	3,600	3,600
Albemarle County Indl. Dev. Auth. 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	6,160	6,160
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A, 0.29% (Liquidity Facility Bank of America NA), VRDN (a)	1,050	1,050
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,250	4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.28%, LOC Citibank NA, VRDN (a)	18,900	18,900
Norfolk BAN Series 2010 C, 1.5% 4/1/11	7,400	7,415
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 C, 0.41%, tender 8/29/11 (a)	17,345	17,345
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.29% (Liquidity Facility Citibank NA) (a)(e)	2,200	2,200
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,525	7,525
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2010 B, 2% 9/1/11	3,655	3,690
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,315	6,315
Virginia Pub. School Auth. Bonds (1997 Resolution Proj.) Series 1997 A, 5% 8/1/11	2,500	2,557
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	$ 3,940	$ 3,940
Series MS 06 1860, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,360	2,360
Series Putters 3036, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,365	3,365
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev.:
Bonds (Sentara Healthcare Proj.) Series 2010, 3% 11/1/11	2,000	2,038
Participating VRDN:
Series BC 10 17W, 0.3% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
Series Putters 3791Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,350	3,350
		107,060
Washington - 2.6%
King County Gen. Oblig. Participating VRDN Series DB 598, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,505	3,505
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	3,360	3,360
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.3% (Liquidity Facility Societe Generale) (a)(e)	4,000	4,000
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2010 B, 2% 2/1/11	9,350	9,350
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 11144, 0.29% (Liquidity Facility Citibank NA) (a)(e)	2,970	2,970
Vancouver Hsg. Auth. Rev. Series 2008, 0.29%, LOC Freddie Mac, VRDN (a)	9,200	9,200
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	6,445	6,445
Washington Gen. Oblig.:
Participating VRDN Series BA 08 1121, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	6,665	6,665
Participating VRDN:
Series Putters 3054, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Series Putters 3856, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 759 PB, 0.32% (Liquidity Facility Deutsche Postbank AG) (a)(e)	$ 15,765	$ 15,765
Series 1996 A, 0.29% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,500	2,500
Washington Health Care Facilities Auth. (Swedish Health Svcs. Proj.) Series 2006, 0.28%, LOC Citibank NA, VRDN (a)	15,000	15,000
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.34%, LOC Bank of America NA, VRDN (a)	28,365	28,365
(MultiCare Health Sys. Proj.) Series 2009 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	9,000	9,000
(Southwest Washington Med. Ctr.) Series 2008 A, 0.29%, LOC Union Bank of California, VRDN (a)	9,400	9,400
(Swedish Health Svcs. Proj.):
Series 2009 B, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,000	2,000
Series 2009 C, 0.3%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	13,700	13,700
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(New Haven Apts. Proj.) Series 2009, 0.27%, LOC Fannie Mae, VRDN (a)	4,000	4,000
(The Cambridge Apts. Proj.) Series 2009, 0.28%, LOC Fannie Mae, VRDN (a)	6,600	6,600
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.28%, LOC Fannie Mae, VRDN (a)	3,750	3,750
0.33%, LOC Bank of America NA, VRDN (a)	16,000	16,000
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.5%, LOC Bank of America NA, VRDN (a)	1,600	1,600
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	8,300	8,300
		195,975
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.28%, LOC Royal Bank of Scotland PLC, VRDN (a)	3,000	3,000
West Virginia Gen. Oblig. Bonds Series 2005, 5% 6/1/11	3,000	3,043
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.34%, LOC Bank of America NA, VRDN (a)	$ 4,700	$ 4,700
Series 2009 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	15,600	15,600
Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	22,900	22,900
		52,243
Wisconsin - 0.9%
Wisconsin Gen. Oblig.:
Participating VRDN:
Series BBT 08 47, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,400	6,400
Series Solar 07 4, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	24,255	24,255
Series 2006 A:
0.31% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,724	2,724
0.32% 3/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
0.3% 3/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Wisconsin Trans. Rev.:
Series 1997 A, 0.32% 3/11/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,600	14,600
Series 2006 A:
0.3% 3/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,600	13,600
0.31% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
		69,329
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,250	6,250
Municipal Securities - continued
	Shares	Value (000s)
Other - 9.7%
Fidelity Tax-Free Cash Central Fund, 0.27% (b)(c)	716,793,083	$ 716,793
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,418,444)		7,418,444
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,526
NET ASSETS - 100%		$ 7,419,970
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly, or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $112,030,000 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.35%, tender 7/6/11	1/5/11	$ 15,000
New Jersey Gen. Oblig. Bonds Series Putters 3850, 0.3%, tender 6/23/11 (Liquidity Facility JPMorgan Chase & Co.)	12/6/10	$ 77,400
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	7/2/09	$ 7,270
Victoria Independent School District Bonds Series WF 08 26C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	12/14/09	$ 12,360
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 347
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2011, the cost of investment securities for income tax purposes was $7,418,444,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Money Market Fund

January 31, 2011

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.813260.106

FTF-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	$ 5,725	$ 5,725
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.34%, LOC Bank of America NA, VRDN (a)	14,600	14,600
Mobile Downtown Redev. Auth. (Austal USA, LLC Proj.) Series 2009, 0.3%, LOC Westpac Banking Corp., VRDN (a)	29,000	29,000
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,100	5,100
		54,425
Alaska - 1.6%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.29%, LOC Union Bank of California, VRDN (a)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	24,705	24,705
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,165	12,165
North Slope Borough Gen. Oblig. Bonds Series 2010 A, 2% 6/30/11	9,800	9,866
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.28%, VRDN (a)	19,000	19,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.31% (ConocoPhillips Guaranteed), VRDN (a)	20,000	20,000
		118,461
Arizona - 2.4%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.29%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	11,100	11,100
Series 2008 E, 0.31%, LOC Bank of America NA, VRDN (a)	34,700	34,700
Series 2008 F, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,225	4,225
(Catholic Healthcare West Proj.) Series 2009 F, 0.27%, LOC Citibank NA, VRDN (a)	13,900	13,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.29%, LOC Bank of America NA, VRDN (a)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Series 2009, 0.33% 3/8/11, LOC Bank of America NA, CP	$ 20,000	$ 20,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/11	1,400	1,427
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,200	4,200
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series BA 08 3511, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	3,750	3,750
Participating VRDN:
Series BC 10 21W, 0.3% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
Series EGL 06 0141, 0.29% (Liquidity Facility Citibank NA) (a)(e)	16,500	16,500
Series EGL 06 14 Class A, 0.29% (Liquidity Facility Citibank NA) (a)(e)	11,200	11,200
Series EGL 07 0012, 0.29% (Liquidity Facility Citibank NA) (a)(e)	13,850	13,850
Series Putters 3242, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,200	4,200
Series ROC II R 10362, 0.29% (Liquidity Facility Citibank NA) (a)(e)	9,900	9,900
Series WF 09 40C, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,345	3,345
Series C, 0.32% 4/21/11, CP	2,100	2,100
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
		181,897
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,900	4,900
California - 2.8%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 1% 5/1/11	10,275	10,293
California Gen. Oblig.:
Series 2004 A6, 0.24%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	31,000	31,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
0.31% 2/4/11, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	$ 12,400	$ 12,400
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2000 D, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	4,040	4,040
California Infrastructure & Econ. Dev. Bank Rev. (The Contemporary Jewish Museum Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (a)	2,000	2,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.28% (Liquidity Facility Royal Bank of Canada), VRDN (a)	11,300	11,300
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B2, 0.27%, LOC Bank of America NA, VRDN (a)	9,080	9,080
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.31% 2/10/11 (Liquidity Facility Wells Fargo Bank NA), CP	6,800	6,800
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	7,200	7,217
2% 4/21/11	7,600	7,623
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.26%, LOC Societe Generale, VRDN (a)	3,100	3,100
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	16,700	16,790
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	17,300	17,528
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.29% 2/1/11, LOC Dexia Cr. Local de France, CP	8,600	8,600
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.28%, LOC Union Bank of California, VRDN (a)	34,095	34,095
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,850	6,850
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.27%, LOC Union Bank of California, VRDN (a)	4,000	4,000
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.27%, LOC Fannie Mae, VRDN (a)	2,200	2,200
South Placer Wastewtr. Auth. Rev. Series 2008 B, 0.27%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	10,600	10,600
		205,516
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - 3.9%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	$ 11,000	$ 11,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,120	15,120
Colorado Ed. Ln. Prog. TRAN Series 2010 D, 2% 6/30/11	55,800	56,181
Colorado Edl. & Cultural Facilities Auth. Rev.:
(Clyfford Still Museum Proj.) Series 2008, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	8,040	8,040
(YMCA of the Rockies Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	1,900	1,900
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	1,377	1,377
Series BA 08 1090, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	38,145	38,145
(Catholic Health Initiatives Proj.):
Series 2004 B, 0.32% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,200	2,200
Series 2004 B2, 0.32% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	17,300	17,300
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	3,800	3,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.29% (Liquidity Facility Citibank NA) (a)(e)	17,575	17,575
Series EGL 07 0040, 0.29% (Liquidity Facility Citibank NA) (a)(e)	9,800	9,800
Colorado Springs Utils. Rev. Series 2000 A, 0.32%, VRDN (a)	73,650	73,650
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,700	6,700
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.26%, LOC BNP Paribas SA, VRDN (a)	6,190	6,190
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	9,400	9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
		288,778
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 1.0%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 0.75% tender 2/9/11, CP mode	$ 6,200	$ 6,200
Connecticut Gen. Oblig. BAN:
Series 2009 B, 4% 6/1/11	8,000	8,093
Series 2010 A, 2% 5/19/11	20,500	20,593
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford Hosp. Proj.) Series B, 0.33%, LOC Bank of America NA, VRDN (a)	2,500	2,500
Participating VRDN Series EGL 7 05 3031, 0.29% (Liquidity Facility Citibank NA) (a)(e)	22,900	22,900
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.) Series 2008, 0.27%, LOC HSBC Bank USA, NA, VRDN (a)	4,400	4,400
(Hsg. Mtg. Fin. Prog.) Series 2005 D4, 0.27% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	10,000	10,000
		74,686
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.8%, VRDN (a)	3,500	3,500
Series 1999 A, 0.58%, VRDN (a)	2,800	2,800
		6,300
District Of Columbia - 1.5%
District of Columbia Gen. Oblig. Series 2008 C, 0.29%, LOC TD Banknorth, NA, VRDN (a)	7,900	7,900
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	12,145	12,145
(George Washington Univ. Proj.) Series 1999 B, 0.32%, LOC Bank of America NA, VRDN (a)	19,115	19,115
(Howard Univ. Proj.) Series 2006 B, 0.31%, LOC Bank of America NA, VRDN (a)	5,225	5,225
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.29%, LOC Bank of America NA, VRDN (a)	14,900	14,900
Series 1998 A Tranche III, 0.29%, LOC Bank of America NA, VRDN (a)	3,675	3,675
(The AARP Foundation Proj.) Series 2004, 0.34%, LOC Bank of America NA, VRDN (a)	1,450	1,450
(The Phillips Collection Issue Proj.) Series 2003, 0.37%, LOC Bank of America NA, VRDN (a)	5,010	5,010
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(Washington Drama Society, Inc. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	$ 4,525	$ 4,525
Bonds (Nat'l. Academy of Sciences Proj.) 0.32% tender 3/8/11, LOC Bank of America NA, CP mode	11,200	11,200
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.29%, LOC Bank of America NA, VRDN (a)	25,960	25,960
		111,105
Florida - 7.2%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.32% tender 2/4/11, LOC Bank of America NA, CP mode	13,800	13,800
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.28%, LOC Freddie Mac, VRDN (a)	5,940	5,940
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.35%, LOC Bank of America NA, VRDN (a)	2,945	2,945
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Participating VRDN Series BBT 08 16, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,770	10,770
Participating VRDN Series EGL 07 0049, 0.28% (Liquidity Facility Citibank NA) (a)(e)	29,585	29,585
Florida Dept. of Envir. Protection Rev. Bonds Series 2010 D, 4% 7/1/11	15,900	16,125
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Bonds Series 2009 B, 5% 8/1/11	1,000	1,022
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.32% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.28%, LOC Fannie Mae, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.28%, LOC Fannie Mae, VRDN (a)	5,850	5,850
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.3% 2/8/11, LOC Wells Fargo Bank NA, CP	1,182	1,182
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,410	9,410
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2008 A, 3% 1/15/12	1,000	1,024
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 12,675	$ 12,675
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2007 B, 0.26%, LOC Harris NA, VRDN (a)	9,400	9,400
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.57%, LOC Bank of America NA, VRDN (a)	7,300	7,300
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds:
Series F, 0.33% tender 3/7/11 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	41,500	41,500
0.31% tender 2/7/11 (Liquidity Facility Dexia Cr. Local de France), CP mode	5,800	5,800
Series Three 2008 B4, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	26,710	26,710
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2004, 0.3%, LOC Bank of America NA, VRDN (a)	2,400	2,400
Series 2007 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	5,100	5,100
Series 2007 E, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	6,400	6,400
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (a)	3,300	3,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.32% tender 2/11/11, CP mode	6,200	6,200
Series 1994, 0.32% tender 2/11/11, CP mode	9,560	9,560
Lee Memorial Health Sys. Hosp. Rev. Series 2009 B, 0.3%, LOC Bank of America NA, VRDN (a)	1,000	1,000
Manatee County School District TAN Series 2010, 1.25% 5/1/11	10,200	10,223
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.29%, LOC Bank of America NA, VRDN (a)	30,000	30,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.37%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.32%, LOC Bank of America NA, VRDN (a)	6,825	6,825
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2010 D, 2.5% 5/1/11	14,800	14,873
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.32%, LOC Northern Trust Co., VRDN (a)	$ 6,500	$ 6,500
(Morse Oblig. Group Proj.) Series 2003, 0.28%, LOC TD Banknorth, NA, VRDN (a)	41,845	41,845
(Planned Parenthood Proj.) Series 2002, 0.32%, LOC Northern Trust Co., VRDN (a)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.29%, LOC Northern Trust Co., VRDN (a)	8,600	8,600
Panama City Beach Participating VRDN Series Solar 2006 129, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,960	8,960
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	25,280	25,280
Series 2008 C, 0.34%, LOC Bank of America NA, VRDN (a)	14,000	14,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A2, 0.28%, LOC Northern Trust Co., VRDN (a)	5,750	5,750
Series 2009 A3, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	13,875	13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	5,150	5,150
Pinellas County School District TAN Series 2010, 1.5% 6/30/11	19,000	19,088
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	12,100	12,100
Series 2005 A2, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	6,200	6,200
Series 2005 B1, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	14,695	14,695
Series 2005 B2, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	8,930	8,930
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series Putters 2473, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,035	1,035
Series Putters 3290, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev. Series L, 0.34% 2/2/11, LOC Dexia Cr. Local de France, CP	$ 23,500	$ 23,500
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 2007-36, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,085	4,085
		532,922
Georgia - 2.8%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (a)	1,410	1,410
Atlanta Arpt. Rev. Series 2010 B1:
0.32% 3/15/11, LOC Wells Fargo Bank NA, CP	5,000	5,000
0.33% 3/15/11, LOC Wells Fargo Bank NA, CP	5,000	5,000
0.35% 5/25/11, LOC Wells Fargo Bank NA, CP	17,500	17,500
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	10,400	10,400
Clarke County Hosp. Auth. Rev. Participating VRDN Series Solar 07 31, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	6,800	6,800
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.28%, LOC Bank of America NA, VRDN (a)	9,000	9,000
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.3%, LOC Bank of America NA, VRDN (a)	7,500	7,500
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.35%, LOC Bank of America NA, VRDN (a)	16,400	16,400
Participating VRDN Series Solar 07 72, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,560	11,560
Georgia Gen. Oblig. Participating VRDN:
Series Clipper 07 53, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	9,995	9,995
Series PZ 271, 0.32% (Liquidity Facility Wells Fargo & Co.) (a)(e)	6,879	6,879
Georgia Road & Thruway Auth. Rev. Bonds Series 2009 A, 4% 6/1/11	5,115	5,177
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.27%, VRDN (a)	$ 17,150	$ 17,150
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.32%, VRDN (a)	8,500	8,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (a)	19,150	19,150
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Participating VRDN Series Solar 08 0001, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,255	10,255
Participating VRDN Series Putters 3755, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
Pub. Gas Partners, Inc. Rev. Bonds (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/11	3,000	3,079
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	5,150	5,150
Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,000	4,000
		204,405
Hawaii - 0.4%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.31%, LOC Bank of America NA, VRDN (a)	11,485	11,485
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.27%, LOC Freddie Mac, VRDN (a)	15,600	15,600
		27,085
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/11	10,100	10,165
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	17,000	17,000
		27,165
Illinois - 5.5%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.29%, LOC Northern Trust Co., VRDN (a)	17,500	17,500
Chicago Board of Ed. Series 2009 A1, 0.32%, LOC Harris NA, VRDN (a)	10,000	10,000
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	13,200	13,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago:
Participating VRDN Series Solar 06 75, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 7,400	$ 7,400
Participating VRDN Series BBT 08 60, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	4,385	4,385
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.31%, LOC Landesbank Baden-Wuert, VRDN (a)	8,145	8,145
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.31%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,725	19,725
Series 2004 A2, 0.31%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	34,265	34,265
Series 2004 A3, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,335	8,335
DuPage County Rev. (Morton Arboretum Proj.) 0.35%, LOC Bank of America NA, VRDN (a)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.29%, LOC Harris NA, VRDN (a)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,475	2,475
Participating VRDN Series ROC II R 12278, 0.29% (Liquidity Facility Citibank NA) (a)(e)	5,200	5,200
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	35,400	35,400
(Chicago Historical Society Proj.) Series 2006, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	30,175	30,175
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	7,600	7,600
(Edward Hosp. Oblig. Group) Series 2009 A, 0.29%, LOC Bank of America NA, VRDN (a)	3,500	3,500
(Edward Hosp. Obligated Group Proj.) Series 2008 C, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	12,155	12,155
(Museum of Science & Industry Proj.) Series 2009 C, 0.3%, LOC Harris NA, VRDN (a)	5,500	5,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	22,375	22,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwest Cmnty. Hosp. Proj.):
Series 2008 C, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	$ 7,325	$ 7,325
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	21,000	21,000
Series 2009 D, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
(Provena Health Proj.) Series 2010 D, 0.28%, LOC Union Bank of California, VRDN (a)	10,250	10,250
(Rockford Mem. Hosp. Proj.) 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	20,200	20,200
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,580	6,580
(Trinity Int'l. Univ. Proj.) Series 2009, 0.29%, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	10,000	10,000
Participating VRDN:
Series BA 08 1205, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	4,165	4,165
Series EGL 06 118, Class A, 0.29% (Liquidity Facility Citibank NA) (a)(e)	9,450	9,450
Series Putters 3288Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000	3,000
Series Putters 3764, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Series 2009 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.35%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.41%, LOC Bank of America NA, VRDN (a)	4,875	4,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,350	10,350
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Univ. of Illinois Rev.:
(Health Svcs. Facilities Sys. Proj.) Series 1997 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	900	900
(UIC South Campus Dev. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
		405,630
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.3%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	$ 18,015	$ 18,015
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,515	11,515
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.28%, LOC Royal Bank of Scotland PLC, VRDN (a)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	2,145	2,145
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	7,000	7,000
Series 2008 D, 0.29%, LOC Bank of America NA, VRDN (a)	11,500	11,500
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.26%, LOC Citibank NA, VRDN (a)	3,840	3,840
Indiana Fin. Auth. Rev.:
Participating VRDN Series BBT 08 12, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,785	11,785
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	21,125	21,125
(DePauw Univ. Proj.) Series 2008 A, 0.26%, LOC Northern Trust Co., VRDN (a)	1,085	1,085
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Clarion Health Obligated Group Proj.) Series 2005 C, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	29,075	29,075
Participating VRDN Series Solar 07 63, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,400	15,400
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.35%, LOC Bank of America NA, VRDN (a)	1,900	1,900
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,200	4,200
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) 0.32% tender 2/18/11 (BP PLC Guaranteed), CP mode	15,300	15,300
		169,885
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - 0.9%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 6,400	$ 6,400
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.37%, VRDN (a)	18,100	18,100
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.3%, VRDN (a)	40,400	40,400
		64,900
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	9,315	9,315
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	15,000	15,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	22,000	22,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	18,135	18,135
		55,135
Louisiana - 2.7%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.27%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	34,000	34,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 11876, 0.29% (Liquidity Facility Citibank NA) (a)(e)	7,000	7,000
Series Solar 06 133, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	3,345	3,345
Series WF 10 11C, 0.29% (Liquidity Facility Wells Fargo Bank NA) (a)(e)	11,800	11,800
Louisiana Gen. Oblig.:
Bonds Series 2009 B, 3% 4/15/11	5,000	5,027
Series 2008 A, 0.26%, LOC BNP Paribas SA, VRDN (a)	38,200	38,200
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	15,300	15,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	$ 15,000	$ 15,000
Series 2008 A, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev.:
(C-Port LLC Proj.) Series 2008, 0.34%, LOC Bank of America NA, VRDN (a)	10,800	10,800
(CommCare Corp. Proj.) Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	8,100	8,100
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.27%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	20,000	20,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.) Series 2010 A, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	12,500	12,500
		202,447
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,930	7,930
Maryland - 2.4%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	13,730	13,730
Baltimore County Gen. Oblig. 0.31% 3/15/11 (Liquidity Facility BNP Paribas SA), CP	16,200	16,200
Baltimore County Metropolitan District Series 1995, 0.31% 4/8/11 (Liquidity Facility BNP Paribas SA), CP	10,000	10,000
Howard County Gen. Oblig. Series 2006 D, 0.32% 3/11/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	18,000	18,000
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.3%, LOC Fannie Mae, VRDN (a)	8,900	8,900
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.37%, LOC Bank of America NA, VRDN (a)	2,710	2,710
(United States Pharmacopeial Convention, Inc. Proj.):
Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	11,680	11,680
Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (a)	4,075	4,075
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.28%, LOC Union Bank of California, VRDN (a)	$ 3,000	$ 3,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.32%, LOC Bank of America NA, VRDN (a)	3,900	3,900
Series 2007 C, 0.34%, LOC Bank of America NA, VRDN (a)	10,780	10,780
Series 2007 D, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	18,100	18,100
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	14,200	14,200
(Upper Chesapeake Hosp. Proj.):
Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	2,000	2,000
Series 2008 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	5,960	5,960
(Villa Julie College, Inc. Proj.) Series 2005, 0.32%, LOC Bank of America NA, VRDN (a)	17,050	17,050
Participating VRDN Series BBT 08 46, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,825	3,825
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.37%, LOC Bank of America NA, VRDN (a)	5,330	5,330
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	7,965	7,965
		177,405
Massachusetts - 2.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DC 8030, 0.34% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	10,000	10,000
Series PT 4368, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,000	5,000
Series 2008 A1, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,500	1,500
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A1, 0.29%, LOC Citibank NA, VRDN (a)	2,275	2,275
Massachusetts Gen. Oblig.:
RAN Series 2010 A, 2% 4/28/11	13,000	13,052
Series 1998 A, 0.32% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2001 C, 0.25% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	$ 45,050	$ 45,050
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 2/14/11, CP mode	10,000	10,000
Series 1993 A, 0.8% tender 2/14/11, CP mode	18,000	18,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.29% (Liquidity Facility Citibank NA) (a)(e)	13,000	13,000
Massachusetts St Wtr. Resources Auth. Participating VRDN Series BC 10 37B, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(e)	11,125	11,125
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 B, 0.28% (Liquidity Facility Bank of America NA), VRDN (a)	2,300	2,300
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	24,200	24,200
		159,102
Michigan - 1.6%
Central Michigan Univ. Rev. Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Michigan Bldg. Auth. Rev. Series 6, 0.3% 3/10/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	4,500	4,500
Michigan Fin. Auth. Rev. RAN Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	20,000	20,177
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	17,800	17,984
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.29% tender 2/3/11, CP mode	14,000	14,000
Participating VRDN Series ROC II R 11676, 0.29% (Liquidity Facility Citibank NA) (a)(e)	2,650	2,650
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Consumers Energy Co. Proj.) 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
(Van Andel Research Institute Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (a)	52,000	52,000
		120,311
Minnesota - 0.3%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.27%, LOC Freddie Mac, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 3,400	$ 3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.29%, LOC Fannie Mae, VRDN (a)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A1, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Univ. of Minnesota Series 2001 C, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,205	8,205
		24,155
Mississippi - 0.8%
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Solar 06 0153, 0.28%, tender 2/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,000	6,000
(Harrison County Proj.) Series 2008 A2, 0.34%, LOC Bank of America NA, VRDN (a)	13,525	13,525
Mississippi Gen. Oblig. 0.31% (Liquidity Facility Bank of America NA), VRDN (a)	23,100	23,100
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.35%, tender 7/6/11 (a)(f)	15,000	15,000
		57,625
Missouri - 1.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	9,400	9,400
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.28%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.26%, LOC TD Banknorth, NA, VRDN (a)	29,415	29,415
Participating VRDN Series EGL 07 0001, 0.29% (Liquidity Facility Citibank NA) (a)(e)	8,470	8,470
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.29%, LOC Bank of America NA, VRDN (a)	2,600	2,600
Bonds (Cox Health Proj.) Series B, 0.3% tender 3/3/11, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 14,000	$ 14,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,775	3,775
		85,660
Nebraska - 1.9%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,000	16,000
Lincoln Elec. Sys. Rev. Series 2005, 0.31% 4/8/11, CP	28,000	28,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.28% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	60,000	60,000
Nebraska Pub. Pwr. District Rev. Series A:
0.3% 4/8/11, CP	2,000	2,000
0.32% 4/8/11, CP	8,950	8,950
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series BBT 2060, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	23,000	23,000
Series A:
0.32% 3/4/11, CP	2,500	2,500
0.32% 3/4/11, CP	1,000	1,000
		141,450
Nevada - 2.2%
Clark County Arpt. Rev.:
Series 2008 D2, 0.31%, LOC Landesbank Baden-Wuert, VRDN (a)	24,900	24,900
Series 2008 D3, 0.31%, LOC Bayerische Landesbank, VRDN (a)	17,715	17,715
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.29% (Liquidity Facility Citibank NA) (a)(e)	4,500	4,500
Series 2008 A, 0.34% 2/10/11, LOC BNP Paribas SA, CP	2,350	2,350
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Clark County School District Bonds Series 2009 B, 4% 6/15/11	10,000	10,134
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,085	6,085
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Wtr. Reclamation District Participating VRDN: - continued
Series Putters 3489Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 11,965	$ 11,965
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.29%, LOC Union Bank of California, VRDN (a)	3,100	3,100
Series 2008 B, 0.29%, LOC Union Bank of California, VRDN (a)	43,025	43,025
Series 2009 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	28,460	28,460
Series 2009 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	8,910	8,910
		163,144
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.29%, LOC Bank of America NA, VRDN (a)	7,665	7,665
New Jersey - 1.8%
Burlington County Gen. Oblig. BAN 1.5% 9/8/11	20,000	20,133
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 V4, 0.3%, LOC Bank of America NA, VRDN (a)	10,000	10,000
Series 2008 X, 0.3%, LOC Bank of America NA, VRDN (a)	7,520	7,520
New Jersey Gen. Oblig. Bonds Series Putters 3850, 0.3%, tender 6/23/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)(f)	77,400	77,400
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (a)	10,540	10,540
(Princeton HealthCare Sys. Proj.) Series 2010 A, 0.31%, LOC Bank of America NA, VRDN (a)	7,000	7,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.31%, LOC Bank of America NA, VRDN (a)	2,300	2,300
		134,893
New Mexico - 0.9%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (a)	63,765	63,765
New York - 2.3%
New York City Gen. Oblig.:
Bonds Series 2005 M, 5% 4/1/11	2,775	2,796
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 1995 F4, 0.29%, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 1,300	$ 1,300
Series 2004 A3, 0.27%, LOC BNP Paribas SA, VRDN (a)	1,500	1,500
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.3%, LOC RBS Citizens NA, VRDN (a)	19,000	19,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.25%, LOC Fannie Mae, VRDN (a)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 10381, 0.29% (Liquidity Facility Citibank NA) (a)(e)	6,105	6,105
New York City Transitional Fin. Auth. Rev. Series 2001 A, 0.26% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,000	3,000
New York Dorm. Auth. Revs.:
Bonds (State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/11	6,000	6,093
(The Culinary Institute of America Proj.) Series 2004 C, 0.26%, LOC TD Banknorth, NA, VRDN (a)	12,800	12,800
Participating VRDN:
Series EGL 06 47 Class A, 0.29% (Liquidity Facility Citibank NA) (a)(e)	13,500	13,500
Series ROC II R 11735, 0.29% (Liquidity Facility Citibank NA) (a)(e)	10,395	10,395
New York Hsg. Fin. Agcy. Rev.:
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (a)	18,055	18,055
(505 West 37th Street Proj.) Series 2009 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,800	4,800
(MF Associates Proj.) Series 1991, 0.27%, LOC Landesbank Hessen-Thuringen, VRDN (a)	42,700	42,700
New York Pwr. Auth. Series 1, 0.3% 3/10/11, CP	6,000	6,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,000	15,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.28% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	4,930	4,930
		168,974
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Series B, 0.36% 6/16/11, CP	6,215	6,215
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Non State Specific - 0.3%
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series BA 07 1030, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	$ 14,525	$ 14,525
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	6,000	6,000
		20,525
North Carolina - 4.5%
Charlotte Gen. Oblig. Participating VRDN Series BC 09 36B, 0.3% (Liquidity Facility Barclays Bank PLC) (a)(e)	10,875	10,875
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.32%, LOC Bank of America NA, VRDN (a)	2,700	2,700
Series 2010 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	12,420	12,420
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,125	6,125
Series 2002 B, 0.29% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	17,500	17,500
Series 2006 B, 0.29% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	35,900	35,900
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.32% (Liquidity Facility Bank of America NA), VRDN (a)	13,085	13,085
Guilford County Gen. Oblig. Series 2007 B, 0.26% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	2,700	2,700
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	1,150	1,150
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	6,575	6,575
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	6,400	6,400
(High Point Univ. Rev.) Series 2006, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	9,930	9,930
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.29% (Liquidity Facility Citibank NA) (a)(e)	2,800	2,800
Series EGL 07 0015, 0.29% (Liquidity Facility Citibank NA) (a)(e)	10,890	10,890
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN: - continued
Series Putters 3331, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 4,995	$ 4,995
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.29%, LOC Bank of America NA, VRDN (a)	1,100	1,100
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	25,000	25,000
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	2,900	2,900
(Friends Homes, Inc. Proj.) Series 2003, 0.36%, LOC Bank of America NA, VRDN (a)	4,700	4,700
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.33%, LOC Bank of America NA, VRDN (a)	5,800	5,800
(Wake Forest Univ. Health Sciences Proj.) Series 2008 B, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	3,800	3,800
(Wake Forest Univ. Proj.) Series 2008 C, 0.33%, LOC Bank of America NA, VRDN (a)	5,800	5,800
(Watauga Med. Ctr. Proj.) Series 2005, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	6,000	6,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.32%, LOC Bank of America NA, VRDN (a)	20,275	20,275
Series 2003 B, 0.32%, LOC Bank of America NA, VRDN (a)	19,600	19,600
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	3,500	3,500
Piedmont Triad Arpt. Auth. Series 2008 A, 0.36%, LOC Branch Banking & Trust Co., VRDN (a)	6,200	6,200
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 0.3%, tender 2/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,155	4,155
Univ. of North Carolina at Chapel Hill Rev.:
Participating VRDN:
Series BA 08 1085, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	6,900	6,900
Series BBT 08 19, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	25,645	25,645
Participating VRDN Series EGL 05 3014 Class A, 0.29% (Liquidity Facility Citibank NA) (a)(e)	22,700	22,700
Wake County Gen. Oblig. Series 2003 C:
0.32% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	7,310	7,310
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Gen. Oblig. Series 2003 C: - continued
0.32% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	$ 6,600	$ 6,600
Winston-Salem Ltd. Oblig. Series 2010 B, 0.27% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	9,000	9,000
		331,030
Ohio - 1.5%
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	14,385	14,385
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,215	3,215
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,865	1,865
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	7,500	7,500
Series 2008 B, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Lancaster Port Auth. Gas Rev. 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,635	6,635
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.58%, VRDN (a)	4,400	4,400
(Ohio Valley Elec. Corp. Proj.) Series 2009 A, 0.26%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	5,900	5,900
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2005 A, 0.25%, VRDN (a)	6,855	6,855
Participating VRDN Series BBT 3, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,720	5,720
Ohio Higher Edl. Facility Commission Rev.:
(Antioch Univ. Proj.) 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,095	5,095
(Ohio Northern Univ. Proj.) Series 2008 A, 0.36%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.39%, LOC RBS Citizens NA, VRDN (a)	14,300	14,300
(Xavier Univ. Proj.) Series 2008 A, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,700	3,700
Bonds:
(Cleveland Clinic Foundation Proj.) Series 2008 B5, 0.35% tender 8/9/11, CP mode	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Cleveland Clinic Proj.) Series 2008 B6, 0.32% tender 4/7/11, CP mode	$ 10,000	$ 10,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,345	6,345
		110,915
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.3%, LOC KBC Bank NV, VRDN (a)	15,515	15,515
Univ. Hospitals Trust Rev. Series 2005 A, 0.33%, LOC Bank of America NA, VRDN (a)	12,250	12,250
		27,765
Oregon - 1.8%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.) Series 2008 C, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,700	4,700
Bonds (Providence Health Sys. Proj.) Series 2003 E, 0.32% tender 4/5/11, CP mode	8,000	8,000
Oregon Facilities Auth. Rev. (Lewis & Clark College Proj.) Series 2008 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	19,300	19,300
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	16,845	16,845
Port of Portland Arpt. Rev. Series 2009 A1, 0.27%, LOC Bank of America NA, VRDN (a)	28,955	28,955
Portland Hsg. Auth. Rev. (RAC Hsg. Proj.) Series 2009, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	23,155	23,155
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	22,000	22,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.36%, LOC Bank of America NA, VRDN (a)	12,380	12,380
		135,335
Pennsylvania - 4.7%
Allegheny County Series C-58 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	5,060	5,060
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,360	8,360
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 5,920	$ 5,920
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.27%, LOC Royal Bank of Scotland PLC, VRDN (a)	9,900	9,900
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	6,200	6,200
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.39%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,100	9,100
Chester County Indl. Dev. Auth. Student Hsg. Rev.:
(Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.27%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	4,100	4,100
Series 2008 A, 0.27%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	24,600	24,600
Franklin County Indl. Dev. Auth. (Menno Haven Proj.) Series 2008, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	8,610	8,610
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,915	8,915
Lower Merion School District Series 2009 A, 0.27%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,800	4,800
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.33% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (a)	17,850	17,850
Pennsylvania Gen. Oblig.:
Participating VRDN:
Series Putters 3352Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000	3,000
Series ROC II R 11505, 0.29% (Liquidity Facility Citibank NA) (a)(e)	4,100	4,100
TAN First Series 2010-2011, 2.5% 6/30/11	140,200	141,447
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.27%, LOC Citizens Bank of Pennsylvania, VRDN (a)	5,870	5,870
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.27%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	18,055	18,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Keystone College Proj.) Series 2001 H5, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 3,350	$ 3,350
(King's College Proj.) Series 2001 H6, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,925	3,925
(Marywood Univ. Proj.) Series 2005 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,005	5,005
(Philadelphia Univ. Proj.) Series 2009, 0.28%, LOC TD Banknorth, NA, VRDN (a)	2,400	2,400
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series 2010-111, 0.45% 9/22/11	3,500	3,500
Pennsylvania State Univ. Bonds Series 2009 B, 0.4%, tender 6/1/11 (a)	18,200	18,200
Somerset County Gen. Oblig. Series 2009 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,470	3,470
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,325	8,325
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	10,300	10,300
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,455	3,455
		349,837
Rhode Island - 0.7%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,380	12,380
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,700	9,700
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.28%, LOC TD Banknorth, NA, VRDN (a)	9,825	9,825
(Rhode Island School of Design Proj.) Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (a)	13,205	13,205
(Roger Williams Univ. Proj.) Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		50,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 3.0%
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.3% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	$ 21,500	$ 21,500
Series A, 0.32% (Liquidity Facility Bank of America NA), VRDN (a)	19,405	19,405
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.3% (Liquidity Facility Barclays Bank PLC) (a)(e)	1,875	1,875
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	26,400	26,400
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.33% (Liquidity Facility Deutsche Postbank AG) (a)(e)	5,585	5,585
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.33%, VRDN (a)	19,500	19,500
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2010 C, 2% 3/1/11	16,935	16,957
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Converse College Proj.) Series 2009, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 0.34%, LOC Bank of America NA, VRDN (a)	26,000	26,000
Series 2008 B, 0.34%, LOC Bank of America NA, VRDN (a)	16,200	16,200
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.28%, LOC Citibank NA, VRDN (a)	4,125	4,125
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.3% (Liquidity Facility Citibank NA) (a)(e)	10,600	10,600
Series 2010 A, 0.31% 3/11/11, CP	8,600	8,600
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.31%, LOC Bank of America NA, VRDN (a)	18,905	18,905
Series 2003 B2, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	17,000	17,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.8% tender 2/2/11, CP mode	5,800	5,800
		223,567
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.26% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	$ 14,600	$ 14,600
Tennessee - 1.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.47%, LOC Bank of America NA, VRDN (a)	7,745	7,745
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.35%, LOC Bank of America NA, VRDN (a)	3,000	3,000
Series 2001, 0.3%, LOC Bank of America NA, VRDN (a)	1,500	1,500
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,185	4,185
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.34%, LOC Bank of America NA, VRDN (a)	9,000	9,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.32%, LOC Landesbank Baden-Wuert, VRDN (a)	8,500	8,500
Series 2008 B, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	4,800	4,800
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.34%, LOC Bank of America NA, VRDN (a)	14,400	14,400
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.34%, LOC Bank of America NA, VRDN (a)	4,800	4,800
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	20,000	20,000
Shelby County Gen. Oblig.:
Series 2004 B, 0.27% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	24,585	24,585
Series 2006 C, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,900	2,900
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.31%, LOC Bank of America NA, VRDN (a)	7,275	7,275
		112,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - 9.6%
Austin Util. Sys. Rev. Series A:
0.31% 2/18/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 9,500	$ 9,500
0.31% 2/18/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,500	9,500
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.32%, LOC Dexia Cr. Local de France, VRDN (a)	2,400	2,400
Brownsville Util. Sys. Rev. Series A, 0.3% 4/12/11, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	5,212	5,212
Comal Independent School District Participating VRDN Series BC 11 2W, 0.3% (Liquidity Facility Barclays Bank PLC) (a)(e)	3,000	3,000
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,815	3,815
Dallas Independent School District Bonds:
4% 2/15/11	5,195	5,202
4% 2/15/11 (Escrowed to Maturity) (d)	805	806
Dallas North Texas Tollway Auth. Series 2010 A1, 0.32% 2/8/11, LOC Bank of America NA, CP	13,600	13,600
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	1,000	1,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,410	11,410
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	8,635	8,635
Galena Park Independent School District Participating VRDN Series SG 154, 0.29% (Liquidity Facility Societe Generale) (a)(e)	11,065	11,065
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	5,500	5,500
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.29% (Liquidity Facility Citibank NA) (a)(e)	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.29% (Liquidity Facility Royal Bank of Canada) (a)(e)	$ 11,000	$ 11,000
Harris County Metropolitan Trans. Auth. Series A1:
0.32% 4/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	22,500	22,500
0.32% 4/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	8,250	8,250
0.33% 3/10/11 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Houston Gen. Oblig.:
Bonds Series 2004 A, 5% 3/1/11	14,000	14,051
Participating VRDN Series ROC II R 11289, 0.29% (Liquidity Facility Citibank NA) (a)(e)	2,900	2,900
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	18,870	18,870
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.29% (Liquidity Facility Citibank NA) (a)(e)	7,955	7,955
Series 2004 B4, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	5,650	5,650
Series 2004 B5, 0.25%, LOC Lloyds TSB Bank PLC New York Branch, VRDN (a)	3,800	3,800
Series B2, 0.28% 3/7/11, LOC Wells Fargo Bank NA, San Francisco, CP	10,000	10,000
Series B4:
0.3% 3/17/11, LOC Barclays Bank PLC, CP	5,000	5,000
0.32% 3/15/11, LOC Barclays Bank PLC, CP	4,000	4,000
Irving Independent School District Participating VRDN Series PT 3954, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	17,840	17,840
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,200	3,200
Lower Colorado River Auth. Rev. Series B, 0.32% 3/8/11, LOC Bank of America NA, CP	10,000	10,000
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	7,270	7,270
North Texas Tollway Auth. Rev. Series 2009 D, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	1,700	1,700
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,255	14,255
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,830	5,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Plano Independent School District Participating VRDN Series SGA 128, 0.29% (Liquidity Facility Societe Generale) (a)(e)	$ 21,380	$ 21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.28% (Liquidity Facility Societe Generale) (a)(e)	4,750	4,750
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.26%, VRDN (a)	1,500	1,500
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	8,300	8,300
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series BBT 08 26, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,340	5,340
Participating VRDN:
Series SG 104, 0.29% (Liquidity Facility Societe Generale) (a)(e)	5,490	5,490
Series SG 105, 0.29% (Liquidity Facility Societe Generale) (a)(e)	29,400	29,400
Series 2003, 0.3% (Liquidity Facility Bank of America NA), VRDN (a)	38,325	38,325
Series A:
0.31% 2/7/11, CP	10,000	10,000
0.32% 4/6/11, CP	7,500	7,500
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.29% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Series 2001 A:
0.3% 2/16/11, CP	30,000	30,000
0.32% 3/8/11, CP	5,287	5,287
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C3, 0.34%, LOC Bank of America NA, VRDN (a)	38,500	38,500
Texas A&M Univ. Rev. Participating VRDN Series BC 10 40B, 0.3% (Liquidity Facility Barclays Bank PLC) (a)(e)	2,345	2,345
Texas Gen. Oblig. Participating VRDN Series ROC II R 11184, 0.29% (Liquidity Facility Citibank NA) (a)(e)	6,210	6,210
Texas Pub. Fin. Auth.:
Series 2002 A, 0.29% 3/17/11, CP	10,500	10,500
Series 2002 B, 0.3% 4/7/11, CP	12,000	12,000
Texas Pub. Fin. Auth. Rev.:
Bonds Series 2010 A, 2% 7/1/11	16,400	16,515
0.29% 4/8/11, CP	4,655	4,655
0.3% 4/8/11, CP	14,700	14,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 10,660	$ 10,660
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	10,000	10,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.27%, LOC Bank of Scotland PLC, VRDN (a)	41,600	41,600
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series Putters 1646, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,350	5,350
Series Putters 584, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	18,745	18,745
Series 2002 A, 0.28% 3/10/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,905	2,905
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,000	6,000
Upper Trinity Reg'l. Wtr. District Series A, 0.32% 3/8/11, LOC Bank of America NA, CP	22,350	22,350
Victoria Independent School District Bonds Series WF 08 26C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	12,360	12,360
		710,558
Utah - 1.6%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	1,800	1,800
Davis County School District Bonds TAN 2% 6/30/11	15,000	15,097
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	7,940	7,940
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2008 A, 5.25% 7/1/11	2,000	2,039
Series 1997 B1, 0.3% 2/15/11 (Liquidity Facility Bank of Nova Scotia), CP	11,070	11,070
Series 1997 B2, 0.32% 3/10/11 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1997 B3:
0.31% 4/8/11 (Liquidity Facility JPMorgan Chase Bank), CP	26,600	26,600
0.32% 2/16/11 (Liquidity Facility JPMorgan Chase Bank), CP	6,330	6,330
0.32% 3/17/11 (Liquidity Facility JPMorgan Chase Bank), CP	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 1998 B4, 0.31% 3/15/11 (Liquidity Facility JPMorgan Chase Bank), CP	$ 2,840	$ 2,840
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,300	8,300
Utah Transit Auth. Sales Tax Rev.:
Participating VRDN Series BBT 08 27, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,710	5,710
Participating VRDN Series DCL 021, 0.34% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	9,825	9,825
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.32% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,400	10,400
		120,611
Virginia - 1.4%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	3,600	3,600
Albemarle County Indl. Dev. Auth. 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	6,160	6,160
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A, 0.29% (Liquidity Facility Bank of America NA), VRDN (a)	1,050	1,050
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,250	4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.28%, LOC Citibank NA, VRDN (a)	18,900	18,900
Norfolk BAN Series 2010 C, 1.5% 4/1/11	7,400	7,415
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 C, 0.41%, tender 8/29/11 (a)	17,345	17,345
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.29% (Liquidity Facility Citibank NA) (a)(e)	2,200	2,200
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,525	7,525
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2010 B, 2% 9/1/11	3,655	3,690
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,315	6,315
Virginia Pub. School Auth. Bonds (1997 Resolution Proj.) Series 1997 A, 5% 8/1/11	2,500	2,557
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	$ 3,940	$ 3,940
Series MS 06 1860, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,360	2,360
Series Putters 3036, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,365	3,365
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev.:
Bonds (Sentara Healthcare Proj.) Series 2010, 3% 11/1/11	2,000	2,038
Participating VRDN:
Series BC 10 17W, 0.3% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
Series Putters 3791Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,350	3,350
		107,060
Washington - 2.6%
King County Gen. Oblig. Participating VRDN Series DB 598, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,505	3,505
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	3,360	3,360
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.3% (Liquidity Facility Societe Generale) (a)(e)	4,000	4,000
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2010 B, 2% 2/1/11	9,350	9,350
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 11144, 0.29% (Liquidity Facility Citibank NA) (a)(e)	2,970	2,970
Vancouver Hsg. Auth. Rev. Series 2008, 0.29%, LOC Freddie Mac, VRDN (a)	9,200	9,200
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	6,445	6,445
Washington Gen. Oblig.:
Participating VRDN Series BA 08 1121, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	6,665	6,665
Participating VRDN:
Series Putters 3054, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Series Putters 3856, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 759 PB, 0.32% (Liquidity Facility Deutsche Postbank AG) (a)(e)	$ 15,765	$ 15,765
Series 1996 A, 0.29% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,500	2,500
Washington Health Care Facilities Auth. (Swedish Health Svcs. Proj.) Series 2006, 0.28%, LOC Citibank NA, VRDN (a)	15,000	15,000
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.34%, LOC Bank of America NA, VRDN (a)	28,365	28,365
(MultiCare Health Sys. Proj.) Series 2009 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	9,000	9,000
(Southwest Washington Med. Ctr.) Series 2008 A, 0.29%, LOC Union Bank of California, VRDN (a)	9,400	9,400
(Swedish Health Svcs. Proj.):
Series 2009 B, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,000	2,000
Series 2009 C, 0.3%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	13,700	13,700
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(New Haven Apts. Proj.) Series 2009, 0.27%, LOC Fannie Mae, VRDN (a)	4,000	4,000
(The Cambridge Apts. Proj.) Series 2009, 0.28%, LOC Fannie Mae, VRDN (a)	6,600	6,600
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.28%, LOC Fannie Mae, VRDN (a)	3,750	3,750
0.33%, LOC Bank of America NA, VRDN (a)	16,000	16,000
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.5%, LOC Bank of America NA, VRDN (a)	1,600	1,600
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	8,300	8,300
		195,975
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.28%, LOC Royal Bank of Scotland PLC, VRDN (a)	3,000	3,000
West Virginia Gen. Oblig. Bonds Series 2005, 5% 6/1/11	3,000	3,043
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.34%, LOC Bank of America NA, VRDN (a)	$ 4,700	$ 4,700
Series 2009 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	15,600	15,600
Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	22,900	22,900
		52,243
Wisconsin - 0.9%
Wisconsin Gen. Oblig.:
Participating VRDN:
Series BBT 08 47, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,400	6,400
Series Solar 07 4, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	24,255	24,255
Series 2006 A:
0.31% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,724	2,724
0.32% 3/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
0.3% 3/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Wisconsin Trans. Rev.:
Series 1997 A, 0.32% 3/11/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,600	14,600
Series 2006 A:
0.3% 3/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,600	13,600
0.31% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
		69,329
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,250	6,250
Municipal Securities - continued
	Shares	Value (000s)
Other - 9.7%
Fidelity Tax-Free Cash Central Fund, 0.27% (b)(c)	716,793,083	$ 716,793
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,418,444)		7,418,444
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,526
NET ASSETS - 100%		$ 7,419,970
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly, or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $112,030,000 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.35%, tender 7/6/11	1/5/11	$ 15,000
New Jersey Gen. Oblig. Bonds Series Putters 3850, 0.3%, tender 6/23/11 (Liquidity Facility JPMorgan Chase & Co.)	12/6/10	$ 77,400
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	7/2/09	$ 7,270
Victoria Independent School District Bonds Series WF 08 26C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	12/14/09	$ 12,360
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 347
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2011, the cost of investment securities for income tax purposes was $7,418,444,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

January 31, 2011

1.813078.106

UST-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 37.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 15.3%
2/24/11 to 12/15/11	0.19 to 0.30%	$ 495,000	$ 494,699
U.S. Treasury Notes - 22.3%
3/31/11 to 11/30/11	0.18 to 0.43	715,000	718,090
TOTAL U.S. TREASURY OBLIGATIONS			1,212,789
Repurchase Agreements - 63.0%
	Maturity Amount (000s)
In a joint trading account at:
0.22% dated 1/31/11 due 2/1/11 (Collateralized by U.S. Treasury Obligations) #	$ 1,891,510	1,891,498
0.23% dated 1/31/11 due 2/1/11 (Collateralized by U.S. Treasury Obligations) #	50,933	50,933
With BNP Paribas Securities Corp. at 0.2%, dated 1/5/11 due 2/7/11 (Collateralized by U.S. Treasury Obligations valued at $94,967,586, 4.25% - 11.25%, 2/15/15 - 2/15/40)	93,046	93,000
TOTAL REPURCHASE AGREEMENTS		2,035,431
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,248,220)		3,248,220
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(19,072)
NET ASSETS - 100%		$ 3,229,148
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,891,498,000 due 2/01/11 at 0.22%
Barclays Capital, Inc.	$ 510,629
Citigroup Global Markets, Inc.	197,516
Credit Agricole Securities (USA), Inc.	395,031
Credit Suisse Securities (USA) LLC	97,017
Dresdner Kleinwort Securities LLC	98,758
RBS Securities, Inc.	493,789
UBS Securities LLC	98,758
$ 1,891,498
$50,933,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 15,688
Barclays Capital, Inc.	9,627
Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,618
$ 50,933
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2011, the cost of investment securities for income tax purposes was $3,248,220,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2011